PROSPECTUS

GENERAL INFORMATION
AND CONTENTS

        1  ABOUT THE TRUST
      ---

        1  INVESTMENT GRADE BOND FUND
      ---

        3  U.S. GOVERNMENT SECURITIES FUND
      ---

        5  LIMITED-TERM FEDERAL MORTGAGE
      ---      SECURITIES FUND

        7  SHORT-TERM BOND FUND
      ---

        9  SHORT-TERM U.S. TREASURY
      ---      SECURITIES FUND

       11  INVESTMENT GRADE TAX-EXEMPT
      ---      BOND FUND

       13  FLORIDA TAX-EXEMPT BOND FUND
      ---

       15  GEORGIA TAX-EXEMPT BOND FUND
      ---

       17  TENNESSEE TAX-EXEMPT BOND FUND
      ---

       19  PRIME QUALITY MONEY MARKET FUND
      ---

       21  U.S. GOVERNMENT SECURITIES
      ---      MONEY MARKET FUND

       23  TAX-EXEMPT MONEY MARKET FUND
      ---

       26  RISK CONSIDERATIONS
      ---

       29  PURCHASING FUND SHARES
      ---

       31  TAX INFORMATION
      ---

       36  FUND INVESTMENTS
      ---

       38  MORE ABOUT INVESTMENTS AND HEDGING
      ---      TOOLS

    The STI Classic Funds (the Trust) is a mutual fund that offers shares in a number of separate investment portfolios (each a Fund and, collectively, the Funds). This Prospectus gives you important information about the Trust Shares of the Fixed-Income Funds, State Tax-Exempt Funds, and Money Market Funds that you should know before investing. Please read this Prospectus, and keep it for future reference.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE TRUST'S SHARES. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED OR APPROVED OF THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY STATEMENT OR INDICATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE FUNDS:
    - ARE NOT BANK DEPOSITS
    - ARE NOT FEDERALLY INSURED
    - ARE NOT GUARANTEED BY ANY BANK OR GOVERNMENT AGENCY
    - ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS.

    INVESTING IN THE FUNDS INVOLVES RISK. YOU COULD LOSE MONEY.

    AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE

ABLE TO MAINTAIN A CONSTANT VALUE OF $1.00 PER SHARE.

OCTOBER 1, 1997
(AS REVISED FEBRUARY 27, 1998)

                                                          PROSPECTUS  1

ABOUT THE TRUST

    STI CLASSIC FUNDS is a diversified, open-end management investment company. The Funds provide a convenient and economical way for you to invest in a number of professionally managed portfolios of securities. This Prospectus relates to the Trust Shares of the Investment Grade Bond Fund, U.S. Government Securities Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Investment Grade Tax-Exempt Bond Fund (the Fixed Income Funds), Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Tennessee Tax-Exempt Bond Fund (the State Tax-Exempt Funds), Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund, and Tax-Exempt Money Market Fund (the Money Market Funds) (collectively, the Funds).

ABOUT MONEY MARKET FUNDS

    The Money Market Funds are governed by SEC rules which impose certain quality, maturity, and diversification requirements. Each Fund's assets are valued using the amortized cost method, which enables a Money Market Fund to maintain a stable net asset value per share. All securities purchased by a Money Market Fund must have remaining maturities of 13 months or less.

FUND INFORMATION --
  FIXED-INCOME FUNDS

INVESTMENT GRADE BOND FUND
FUND OBJECTIVE

[LOGO]
           The Investment Grade Bond Fund seeks to provide as high a level of total return through current income and capital appreciation as is consistent with the preservation of capital primarily through investment in investment grade fixed-income securities.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in debt obligations, such as corporate debt obligations, and U.S. Treasury and Government agency obligations. The Fund invests only in investment grade obligations and may invest in mortgage- and asset-backed securities, securities of foreign issuers, variable and floating rate instruments which may be subject to "caps" or "floors," futures and options. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

    It is anticipated that the Fund's average weighted maturity will range from 4 to 10 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

2  PROSPECTUS

RISK CONSIDERATIONS

[LOGO]
         The Investment Grade Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Prepayment Risk;

    - Hedging Risks;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Mr. L. Earl Denney, CFA, has managed the Investment Grade Bond Fund since it began operating. He has been Senior Vice President of STI Capital Management, N.A. since 1983. Mr. Denney has over 20 years experience in fixed income investment management. Prior to joining STI Capital Management, N.A., he was fixed income portfolio manager with American National Bank.

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the INVESTMENT GRADE BOND FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .64%
  Other Expenses                                                                                        .13%
  Total Fund Operating Expenses After Fee Waivers(2)                                                    .77%

(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .74%.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .87%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                   1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.                           $       8      $      25      $      43      $      95

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  3

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the INVESTMENT GRADE BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
-----------------------------
INVESTMENT GRADE BOND FUND
-----------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $10.07      $0.60        $ 0.09        $(0.60)        $   --        $10.16       6.99%        $  633,646    0.75%
  1996       10.26       0.60         (0.19)        (0.60)            --         10.07       4.02%           599,514    0.75%
  1995        9.89       0.61          0.37         (0.61)            --         10.26      10.39%           543,308    0.75%
  1994       10.45       0.50         (0.36)        (0.50)         (0.20)         9.89       1.17%           460,538    0.75%
  1993(1)    10.09       0.45          0.36         (0.45)            --         10.45       9.34%*          336,132    0.74%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING     PORTFOLIO
             AVERAGE      WAIVERS AND      WAIVERS AND    TURNOVER
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)  RATE(2)
            ----------  ---------------  ---------------  --------
  1997        5.89%         0.85%            5.79%           298%
  1996        5.81%         0.87%            5.69%           184%
  1995        6.22%         0.88%            6.09%           238%
  1994        4.77%         0.88%            4.64%           259%
  1993(1)     5.14%*        0.87%*           5.01%*          299%

* ANNUALIZED.

(1)COMMENCED OPERATIONS ON JULY 16, 1992.

(2)A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

U.S. GOVERNMENT SECURITIES FUND
FUND OBJECTIVE

[LOGO]
           The U.S. Government Securities Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in U.S. Government agency obligations, including mortgage-backed securities.

    The Fund may invest in investment grade obligations, variable and floating rate instruments and may engage in dollar roll transactions. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

    The average maturity of the Fund's portfolio will typically range from 7 to 14 years, which may impact the Fund's exposure to interest rate risk.

RISK CONSIDERATIONS

[LOGO]
         The U.S. Government Securities Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

4  PROSPECTUS

    - Call Risk;

    - Event Risk; and

    - Prepayment Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Mr. Charles B. Leonard, CFA, First Vice President of Trusco Capital Management, Inc., and Michael L. Ford, an Associate of Trusco, have co-managed the U.S. Government Securities Fund since it began operating. Mr. Leonard, who has more than 25 years of investment experience, has been with Trusco since 1986 as the senior fixed income manager. Mr. Ford, who has more than 11 years of investment experience, has been with Trusco since April 1994. Prior to joining Trusco, Mr. Ford served as a senior securities analyst with Liberty Capital Advisors from 1992 to 1994 and served as a securities analyst at Southern Farm Bureau Life Insurance Company from 1990 to 1992.

TRANSACTION AND OPERATING EXPENSES
[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the U.S. GOVERNMENT SECURITIES FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .45%
  Other Expenses                                                                                        .32%
  Total Fund Operating Expenses After Fee Waivers(2)                                                    .77%

(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .74%.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.06%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                   1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.                           $       8      $      25      $      43      $      95

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  5

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the U.S. GOVERNMENT SECURITIES FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
---------------------------------
U.S. GOVERNMENT SECURITIES FUND
---------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $ 9.91      $0.62        $ 0.11        $(0.62)        $   --        $10.02        7.54%       $ 19,471      0.75%
  1996       10.27       0.62         (0.33)        (0.62)         (0.03)         9.91        2.77%         10,277      0.75%
  1995(1)     9.98       0.53          0.29         (0.53)            --         10.27        8.64%+*        3,291      0.75%

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING     PORTFOLIO
             AVERAGE      WAIVERS AND      WAIVERS AND    TURNOVER
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)    RATE
            ----------  ---------------  ---------------  --------
  1997        6.19%         1.02%            5.92%            21%
  1996        6.05%         1.25%            5.55%            83%
  1995(1)     6.67%         3.33%            4.09%            30%

*  ANNUALIZED.

+  CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1) COMMENCED OPERATIONS ON JULY 31, 1994.

LIMITED-TERM FEDERAL MORTGAGE
  SECURITIES FUND
FUND OBJECTIVE

[LOGO]
           The Limited-Term Federal Mortgage Securities Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in mortgage-backed securities issued or guaranteed by U.S. Government agencies, such as GNMA, Fannie Mae, or FHLMC. These securities typically have an average life of from 1 to 5 years.

    The Fund may invest in investment grade obligations, variable and floating rate instruments and asset-backed securities, and may engage in dollar roll transactions. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

RISK CONSIDERATIONS

[LOGO]
         The Limited-Term Federal Mortgage Securities Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

6  PROSPECTUS

    - Call Risk;

    - Event Risk; and

    - Prepayment Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA, have co-managed the Limited-Term Federal Mortgage Securities Fund since it began operating. Mr. Denney has served as Senior Vice President of STI Capital Management, N.A. since 1983. Mr. Denney has over 20 years experience in fixed income investment management. Prior to joining STI Capital Management, N.A., he was fixed income portfolio manager with American National Bank. Mr. West, a Vice President of STI Capital Management, N.A., has served as a fixed-income portfolio manager with STI since 1989.

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .51%
  Other Expenses                                                                                        .16%
  Total Fund Operating Expenses After Fee Waivers(2)                                                    .67%

(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .81%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                   1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.                           $       7      $      21      $      37      $      83

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  7

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional
Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
------------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $ 9.99      $0.58        $ 0.04        $(0.58)        $(0.01)       $10.02       6.43%        $  123,903    0.65%
  1996       10.11       0.62         (0.14)        (0.60)            --          9.99       4.84%            73,370    0.65%
  1995(1)    10.00       0.58          0.13         (0.60)            --         10.11       7.50%+           41,823    0.65%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING     PORTFOLIO
             AVERAGE      WAIVERS AND      WAIVERS AND    TURNOVER
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)  RATE(2)
            ----------  ---------------  ---------------  --------
  1997        5.81%         0.78%            5.68%           133%
  1996        6.04%         0.84%            5.85%            83%
  1995(1)     6.43%*        0.93%*           6.15%*           68%

*  ANNUALIZED.

+  CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1) COMMENCED OPERATIONS ON JUNE 7, 1994.

(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

SHORT-TERM BOND FUND
FUND OBJECTIVE

[LOGO]
           The Short-Term Bond Fund seeks to provide as high a level of current income, relative to funds with like investment objectives, as is consistent with the preservation of capital primarily through investment in short-to intermediate-term investment grade fixed-income securities.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in debt obligations, such as corporate debt obligations, and U.S. Treasury and Government agency obligations. The Fund invests only in investment grade obligations and may invest in securities of foreign issuers, mortgage- and asset-backed securities, variable and floating rate instruments, futures and options. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

    The Fund intends to maintain a dollar-weighted average maturity of 3 years or less, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

8  PROSPECTUS

RISK CONSIDERATIONS

[LOGO]
         The Short-Term Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Hedging Risks;

    - Prepayment Risk;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Mr. David Yealy has managed the Short-Term Bond Fund since July, 1996. He joined Trusco Capital Management, Inc. in 1991, and currently serves as a Vice President.

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the SHORT-TERM BOND FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .51%
  Other Expenses                                                                                        .16%
  Total Fund Operating Expenses After Fee Waivers(2)                                                    .67%

(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .81%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                   1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.                           $       7      $      21      $      37      $      83

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  9

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the SHORT-TERM BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
-----------------------
SHORT-TERM BOND FUND
-----------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $ 9.86      $0.53        $ 0.07        $(0.53)        $(0.03)       $ 9.90        6.30%       $89,701       0.65%
  1996        9.98       0.54         (0.10)        (0.54)         (0.02)         9.86        4.45%        91,156       0.65%
  1995        9.79       0.53          0.19         (0.53)            --          9.98        7.60%        60,952       0.65%
  1994       10.01       0.42         (0.21)        (0.42)         (0.01)         9.79        2.02%        34,772       0.65%
  1993(1)    10.00       0.08          0.01         (0.08)            --         10.01        4.45%*       25,334       0.64%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING     PORTFOLIO
             AVERAGE      WAIVERS AND      WAIVERS AND    TURNOVER
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)  RATE(2)
            ----------  ---------------  ---------------  --------
  1997        5.37%          0.78%            5.24%         118%
  1996        5.39%          0.81%            5.23%         163%
  1995        5.49%          0.85%            5.29%         200%
  1994        4.15%          0.85%            3.95%          75%
  1993(1)     3.88%*         1.11%*           3.41%*         64%

*  ANNUALIZED.

(1) COMMENCED OPERATIONS ON MARCH 15, 1993.

(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

SHORT-TERM U.S. TREASURY
  SECURITIES FUND
FUND OBJECTIVE

[LOGO]
           The Short-Term U.S. Treasury Securities Fund seeks to provide as high a level of current income, relative to funds with like investment objectives, as is consistent with the preservation of capital through investment exclusively in short-term U.S. Treasury securities.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests exclusively in obligations issued by the U.S. Treasury with remaining maturities of 3 years or less. The Fund will not invest in repurchase agreements. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

    Under normal market conditions, it is anticipated that the Fund's average maturity will range from 1 to 2 years, which may impact the Fund's exposure to interest rate risk.

10  PROSPECTUS

RISK CONSIDERATIONS

[LOGO]
         The Short-Term U.S. Treasury Securities Fund is subject to the following types of risk:

    - Fund Risk; and

    - Interest Rate Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Mr. David Yealy, has managed the Short-Term U.S. Treasury Securities Fund since July, 1996. He joined Trusco Capital Management, Inc. in 1991 and currently serves as a Vice President.

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the SHORT-TERM U.S. TREASURY SECURITIES FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .35%
  Other Expenses                                                                                        .32%
  Total Fund Operating Expenses After Fee Waivers(2)                                                    .67%

(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .97%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                               1 YEAR         3 YEARS        5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.                       $       7      $      21      $      37      $      83

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  11

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the SHORT-TERM U.S. TREASURY SECURITIES FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
------------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $ 9.84      $0.51        $ 0.04        $(0.51)        $   --        $9.88         5.76%       $21,988       0.65%
  1996        9.93       0.55         (0.09)        (0.55)            --         9.84         4.73%        10,149       0.65%
  1995        9.82       0.47          0.11         (0.47)            --         9.93         6.11%         9,599       0.65%
  1994        9.98       0.33         (0.11)        (0.33)         (0.05)        9.82         2.17%        12,723       0.65%
  1993(1)    10.00       0.07         (0.02)        (0.07)            --         9.98         2.22%*       30,336       0.63%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING     PORTFOLIO
             AVERAGE      WAIVERS AND      WAIVERS AND    TURNOVER
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)  RATE(2)
            ----------  ---------------  ---------------  --------
  1997        5.23%          0.92%            4.96%          93%
  1996        5.56%          1.00%            5.21%          94%
  1995        4.91%          1.08%            4.48%          88%
  1994        3.23%          0.81%            3.07%         117%
  1993(1)     3.34%*         1.04%*           2.93%*         36%

* ANNUALIZED.

(1)COMMENCED OPERATIONS ON MARCH 15, 1993.

(2)A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

INVESTMENT GRADE TAX-EXEMPT
  BOND FUND
FUND OBJECTIVE

[LOGO]
           The Investment Grade Tax-Exempt Bond Fund seeks to provide as high a level of total return through federally tax-exempt current income and capital appreciation as is consistent with the preservation of capital primarily through investment in investment grade tax-exempt obligations.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in investment-grade municipal securities. The Fund intends to be fully invested in federally tax-exempt securities. The issuers of these securities can be located in:

    - any of the 50 states;

    - District of Columbia; and

    - Puerto Rico and other U.S. territories and possessions.

    At least 80% of the Fund's total assets are invested in securities with income exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.

    The Fund may invest in variable and floating rate instruments and investment grade taxable debt obligations. To some extent, the Fund may invest in other securities and engage in other

12  PROSPECTUS

investment practices. See "FUND INVESTMENTS."

    Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 4 to 10 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

RISK CONSIDERATIONS

[LOGO]
         The Investment Grade Tax-Exempt Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk; and

    - Hedging Risks.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Mr. Ronald Schwartz, CFA, has managed the Investment Grade Tax-Exempt Bond Fund since the Fund began operations. He joined STI Capital Management, N.A. in 1988, and currently serves as a Senior Vice President. Prior to joining STI Capital Management, N.A., he served as a trader at the Bank of Boston.

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the INVESTMENT GRADE TAX-EXEMPT BOND FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .63%
  Other Expenses                                                                                        .14%
  Total Fund Operating Expenses After Fee Waivers(2)                                                    .77%

(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .74%.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .88%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                               1 YEAR         3 YEARS        5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment,         $       8      $      25      $      43      $      95
assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  13

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the INVESTMENT GRADE TAX-EXEMPT BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
------------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $11.10      $0.44        $0.33         $(0.44)        $(0.21)       $11.22        7.13%       $  139,144    0.75%
  1996       11.28       0.45         0.19          (0.45)         (0.37)        11.10        5.82%          124,507    0.75%
  1995       10.68       0.46         0.60          (0.46)            --         11.28       10.21%           78,208    0.75%
  1994(1)    11.37       0.22        (0.34)         (0.22)         (0.35)        10.68       (1.10)%+         44,595    0.75%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING     PORTFOLIO
             AVERAGE      WAIVERS AND      WAIVERS AND    TURNOVER
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)  RATE(2)
            ----------  ---------------  ---------------  --------
  1997        3.96%         0.86%             3.85%           489%
  1996        4.01%         0.89%             3.87%           514%
  1995        4.34%         0.91%             4.18%           592%
  1994(1)     3.46%*        0.95%*            3.26%*          432%

*ANNUALIZED.

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

(1)COMMENCED OPERATIONS ON OCTOBER 21, 1993.

(2)A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

FUND INFORMATION -- STATE
  TAX-EXEMPT BOND FUNDS

FLORIDA TAX-EXEMPT BOND FUND
FUND OBJECTIVE

[LOGO]
           The Florida Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax for Florida residents without undue investment risk.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in investment grade Florida municipal securities. The Fund intends to be fully invested in municipal securities with income exempt from regular federal income tax. The issuers of these securities can be located in:

    - Florida;

    - District of Columbia; and

    - Puerto Rico and other U.S. territories and possessions.

    At least 80% of the Fund's total assets will be invested in securities with income exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.

    The Fund may invest in variable and floating rate instruments and investment grade taxable debt obligations. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

14  PROSPECTUS

    Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 6 to 25 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

RISK CONSIDERATIONS

[LOGO]
         The Florida Tax-Exempt Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Geographic Risk; and

    - Hedging Risks.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Mr. Ronald Schwartz, CFA, has managed the Florida Tax-Exempt Bond Fund since the Fund began operations. He joined STI Capital Management, N.A. in 1988, and currently serves as Senior Vice President. Prior to joining STI Capital Management, N.A., he served as a trader at the Bank of Boston.

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the FLORIDA TAX-EXEMPT BOND FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .49%
  Other Expenses                                                                                        .18%
  Total Fund Operating Expenses After Fee Waivers(2)                                                    .67%

(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .83%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                   1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.                           $       7      $      21      $      37      $      83

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  15

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the FLORIDA TAX-EXEMPT BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
-------------------------------
FLORIDA TAX-EXEMPT BOND FUND
-------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $10.06      $0.46        $ 0.25        $(0.46)        $(0.03)       $10.28        7.22%       $50,487       0.65%
  1996       10.18       0.46         (0.07)        (0.46)         (0.05)        10.06        3.87%        30,790       0.65%
  1995        9.75       0.44          0.43         (0.44)            --         10.18        9.26%        10,118       0.65%
  1994(1)    10.00       0.13         (0.25)        (0.13)            --          9.75       (1.19)%+       3,192       0.65%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING     PORTFOLIO
             AVERAGE      WAIVERS AND      WAIVERS AND    TURNOVER
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)  RATE(2)
            ----------  ---------------  ---------------  --------
  1997        4.48%         0.80%             4.33%          135%
  1996        4.49%         0.88%             4.26%           63%
  1995        4.63%         1.13%             4.15%          105%
  1994(1)     3.86%*        1.12%*            3.39%*          53%

*ANNUALIZED.

+CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1)COMMENCED OPERATIONS ON JANUARY 25, 1994.

(2)A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

GEORGIA TAX-EXEMPT BOND FUND
FUND OBJECTIVE

[LOGO]
           The Georgia Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax for Georgia residents without undue investment risk.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in investment grade Georgia municipal securities. The Fund intends to be fully invested in municipal securities with income exempt from regular federal income tax and substantially exempt from State of Georgia income tax. The issuers of these securities can be located in:

    - Georgia;

    - District of Columbia; and

    - Puerto Rico and other U.S. territories and possessions.

    At least 80% of the Fund's total assets will be invested in securities the income from which is exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.

    The Fund may invest in variable and floating rate instruments, and investment grade taxable debt obligations. To some extent, the Fund may invest in other securities and engage in other

16  PROSPECTUS

investment practices. See "FUND INVESTMENTS."

    Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 6 to 25 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

RISK CONSIDERATIONS

[LOGO]
         The Georgia Tax-Exempt Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Geographic Risk; and

    - Hedging Risks.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Ms. Gay Cash has managed the Georgia Tax-Exempt Bond Fund since it began operating. She has more than 16 years of investment experience and has served as a Vice President of SunTrust Bank, Atlanta since 1987.

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the GEORGIA TAX-EXEMPT BOND FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .48%
  Other Expenses                                                                                        .19%
  Total Fund Operating Expenses After Fee Waivers(2)                                                    .67%

(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .84%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                   1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.                           $       7      $      21      $      37      $      83

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  17

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the GEORGIA TAX-EXEMPT BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
--------------------------------
GEORGIA TAX-EXEMPT BOND FUND
--------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $ 9.56      $0.42        $ 0.22        $(0.42)        $(0.05)       $ 9.73        6.79%       $39,732       0.65%
  1996        9.63       0.43         (0.05)        (0.43)         (0.02)         9.56        3.89%        22,950       0.65%
  1995        9.42       0.42          0.21         (0.42)            --          9.63        6.94%        13,187       0.65%
  1994(1)    10.00       0.14         (0.58)        (0.14)            --          9.42       (4.43)%+       4,338       0.65%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING     PORTFOLIO
             AVERAGE      WAIVERS AND      WAIVERS AND    TURNOVER
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)    RATE
            ----------  ---------------  ---------------  --------
  1997        4.31%         0.81%             4.15%           15%
  1996        4.36%         0.89%             4.12%           60%
  1995        4.56%         0.98%             4.23%           25%
  1994(1)     4.12%*        1.06%*            3.71%*          26%

*ANNUALIZED.

+CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1)COMMENCED OPERATIONS ON JANUARY 18, 1994.

TENNESSEE TAX-EXEMPT BOND FUND
FUND OBJECTIVE

[LOGO]
           The Tennessee Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax for Tennessee residents without undue investment risk.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in investment grade Tennessee municipal securities. The Fund intends to be fully invested in municipal securities the income on which is exempt from regular federal income tax and substantially exempt from State of Tennessee income tax. The issuers of these securities can be located in:

    - Tennessee;

    - District of Columbia;

    - Puerto Rico and other U.S. territories and possessions.

    At least 80% of the Fund's total assets will be invested in securities the income from which is exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.

    The Fund may invest in variable and floating rate instruments and taxable debt obligations. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

18  PROSPECTUS

    Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 6 to 25 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

RISK CONSIDERATIONS

[LOGO]
         The Tennessee Tax-Exempt Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Geographic Risk; and

    - Hedging Risks.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Mr. Ronald Schwartz, CFA, has managed the Tennessee Tax-Exempt Bond Fund since the Fund began operating. He joined STI Capital Management, N.A. in 1988, and currently serves as Vice President and Trust Investment Officer of SunTrust Bank, Chattanooga. Prior to joining STI Capital Management, N.A., he served as a trader at the Bank of Boston.

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the TENNESSEE TAX-EXEMPT BOND FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers and Reimbursements(1)                                      .00%
  Other Expenses After Fee Waivers and Reimbursements(2)                                                .67%
  Total Fund Operating Expenses After Fee Waivers(3)                                                    .67%

(1)ABSENT VOLUNTARY WAIVERS INVESTMENT ADVISORY FEES WOULD BE .65%.

(2)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE 1.09%.

(3)ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.74%. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING OR REIMBURSING ITS FEE.

EXAMPLE                                                                   1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.                           $       7      $      21      $      37      $      83

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  19

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the TENNESSEE TAX-EXEMPT BOND FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
-----------------------------------
TENNESSEE TAX-EXEMPT BOND FUND
-----------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                           RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS   NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED   VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS   OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  -----------  ------------  ------------  ----------
  1997      $ 9.40      $0.43        $ 0.23        $(0.43)        $   --        $ 9.63          7.16%       $1,973       0.65%
  1996        9.50       0.43         (0.11)        (0.42)            --          9.40          3.43%        1,823       0.65%
  1995        9.22       0.44          0.28         (0.44)            --          9.50          8.17%        1,664       0.65%
  1994(1)    10.00       0.12         (0.77)        (0.13)            --          9.22         (6.52)%+        594       0.65%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING     PORTFOLIO
             AVERAGE      WAIVERS AND      WAIVERS AND    TURNOVER
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)    RATE
            ----------  ---------------  ---------------  --------
  1997        4.51%          1.72%            3.44%          16%
  1996        4.49%          1.68%            3.46%          41%
  1995        4.90%          2.65%            2.90%          28%
  1994(1)     4.24%*         1.43%*           3.46%*         13%

*ANNUALIZED.

+CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1)COMMENCED OPERATIONS ON JANUARY 27, 1994.

FUND INFORMATION -- MONEY
  MARKET FUNDS

PRIME QUALITY MONEY MARKET FUND
FUND OBJECTIVE

[LOGO]
           The Prime Quality Money Market Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in high quality money market instruments.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests in U.S. and foreign money market instruments denominated in U.S. dollars.

    The Fund may invest in obligations of supranational entities rated in the highest short-term ratings category or their unrated equivalents. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

    Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that price will be constantly maintained.

RISK CONSIDERATIONS

[LOGO]
         The Prime Quality Money Market Fund is subject to the following types of risk:

    - Fund Risk;

20  PROSPECTUS

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Prepayment Risk;

    - Event Risk;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the PRIME QUALITY MONEY MARKET FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .50%
  Other Expenses After Fee Waivers and Reimbursements(2)                                                .10%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(3)                                 .60%

(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.
(2)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .13%.

(3)ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .78%. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING OR REIMBURSING ITS FEE.

EXAMPLE                                                                   1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.                           $       6      $      19      $      33      $      75

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  21

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the PRIME QUALITY MONEY MARKET FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
-----------------------------------
PRIME QUALITY MONEY MARKET FUND
-----------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                     REALIZED AND
            NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
              VALUE     INVESTMENT      GAINS         FROM NET      DISTRIBUTIONS   NET ASSET                    NET ASSETS
            BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END                      END OF
            OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN   PERIOD (000)
            ---------   ----------   ------------   -------------   -------------   ----------   ------------   ------------
  1997        $1.00       $0.05         $  --          $(0.05)         $   --         $1.00          5.01%       $ 1,086,555
  1996         1.00        0.05            --           (0.05)             --          1.00          5.25%         1,050,800
  1995         1.00        0.05            --           (0.05)             --          1.00          4.79%           799,189
  1994         1.00        0.03            --           (0.03)             --          1.00          2.88%           583,399
  1993(1)      1.00        0.03            --           (0.03)             --          1.00          2.92%*          410,991

                                                         RATIO OF NET
                          RATIO OF       RATIO OF         INVESTMENT
                            NET         EXPENSES TO      INCOME (LOSS)
                         INVESTMENT     AVERAGE NET     TO AVERAGE NET
             RATIO OF      INCOME         ASSETS            ASSETS
             EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING
            TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND
            NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)
            ----------   ----------   ---------------   ---------------
  1997        0.58%        4.90%           0.76%             4.72%
  1996        0.58%        5.11%           0.78%             4.91%
  1995        0.58%        4.77%           0.79%             4.56%
  1994        0.58%        2.86%           0.79%             2.65%
  1993(1)     0.58%*       2.85%*          0.78%*            2.65%*

*ANNUALIZED.

(1)COMMENCED OPERATIONS ON JUNE 8, 1992.

U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND
FUND OBJECTIVE

[LOGO]
           The U.S. Government Securities Money Market Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in bills, notes, and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal Reserve Book-Entry System (U.S. Treasury Obligations), securities of wholly-owned corporations of the U.S. Government that are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury obligations, and U.S. Government Subsidiary Corporation securities.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests exclusively in:

          - U.S. Treasury obligations;

    - securities of wholly-owned corporations (E.G., GNMA, Fannie Mae, FHLMC), of the U.S. Government that are backed by the full faith and credit of the U.S. Government such as mortgage-backed securities; and

    - repurchase agreements.

22  PROSPECTUS

    To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

    Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that price will be constantly maintained.

RISK CONSIDERATIONS

[LOGO]
         The U.S. Government Securities Money Market Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk; and

    - Prepayment Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .51%
  Other Expenses After Fee Waivers and Reimbursements(2)                                                .12%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(3)                                 .63%

(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.

(2)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .13%.

(3)ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .78%. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING OR REIMBURSING ITS FEE.

EXAMPLE                                                                   1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.                           $       6      $      20      $      35      $      79

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  23

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional
Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
-------------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
-------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997       $1.00      $0.05        $  --         $(0.05)        $   --        $1.00        4.83%        $  344,350    0.61%
  1996        1.00       0.05           --          (0.05)            --         1.00        5.14%           325,493    0.61%
  1995        1.00       0.05           --          (0.05)            --         1.00        4.67%           434,111    0.61%
  1994        1.00       0.03           --          (0.03)            --         1.00        2.77%           309,228    0.61%
  1993(1)     1.00       0.03           --          (0.03)            --         1.00        2.79%*          453,567    0.61%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING
             AVERAGE      WAIVERS AND      WAIVERS AND
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)
            ----------  ---------------  ---------------
  1997        4.73%          0.76%            4.58%
  1996        5.02%          0.78%            4.85%
  1995        4.64%          0.80%            4.45%
  1994        2.69%          0.77%            2.53%
  1993(1)     2.71%*         0.78%*           2.54%*

*ANNUALIZED.

(1)COMMENCED OPERATIONS ON JUNE 8, 1992.

TAX-EXEMPT MONEY MARKET FUND
FUND OBJECTIVE

[LOGO]
           The Tax-Exempt Money Market Fund seeks to provide as high a level of current interest income exempt from regular federal income tax as is consistent with preservation of capital and liquidity.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund intends to be fully invested in securities the interest on which is exempt from regular federal income taxes. The Fund primarily invests in high quality short-term municipal securities of issuers located in:

    - all 50 states;

    - District of Columbia; and

    - Puerto Rico and other U.S. territories.

    At least 80% of the Fund's total assets will be invested in securities with income exempt from regular federal income taxes and not treated as a preference item for purposes of the federal alternative minimum tax.

    The Fund may invest in U.S. dollar denominated taxable money market instruments. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

    Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that price will be constantly maintained.

24  PROSPECTUS

RISK CONSIDERATIONS

[LOGO]
         The Tax-Exempt Money Market Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk; and

    - Prepayment Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the TAX-EXEMPT MONEY MARKET FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                         .49%
  Other Expenses                                                                                        .13%
  Total Fund Operating Expenses After Fee Waivers(2)                                                    .62%

(1)ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .55%.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .68%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                   1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.                           $       6      $      20      $      35      $      77

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  25

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the TAX-EXEMPT MONEY MARKET FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
---------------------------------
TAX-EXEMPT MONEY MARKET FUND
---------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                  REALIZED AND
           NET ASSET     NET       UNREALIZED   DISTRIBUTIONS                                                          RATIO OF
             VALUE    INVESTMENT   NET GAINS      FROM NET     DISTRIBUTIONS  NET ASSET                  NET ASSETS    EXPENSES
           BEGINNING    INCOME    (LOSSES) ON    INVESTMENT    FROM REALIZED  VALUE END                    END OF     TO AVERAGE
           OF PERIOD    (LOSS)    INVESTMENTS      INCOME      CAPITAL GAINS  OF PERIOD   TOTAL RETURN  PERIOD (000)  NET ASSETS
           ---------  ----------  ------------  -------------  -------------  ----------  ------------  ------------  ----------
  1997      $ 1.00      $0.03        $  --         $(0.03)        $   --        $ 1.00        3.09%       $  333,006    0.50%
  1996        1.00       0.03           --          (0.03)            --          1.00        3.28%          273,613    0.50%
  1995        1.00       0.03           --          (0.03)            --          1.00        3.10%          215,413    0.45%
  1994        1.00       0.02           --          (0.02)            --          1.00        2.08%          143,982    0.42%
  1993(1)     1.00       0.02           --          (0.02)            --          1.00        2.12%*          78,416    0.41%*

                                          RATIO OF NET
             RATIO OF      RATIO OF        INVESTMENT
               NET        EXPENSES TO     INCOME (LOSS)
            INVESTMENT    AVERAGE NET    TO AVERAGE NET
              INCOME        ASSETS           ASSETS
            (LOSS) TO     (EXCLUDING       (EXCLUDING
             AVERAGE      WAIVERS AND      WAIVERS AND
            NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)
            ----------  ---------------  ---------------
  1997        3.04%         0.66%             2.88%
  1996        3.23%         0.68%             3.05%
  1995        3.12%         0.70%             2.87%
  1994        2.05%         0.71%             1.76%
  1993(1)     2.07%*        0.70%*            1.78%*

*ANNUALIZED.

(1)COMMENCED OPERATIONS ON JUNE 8, 1992.

    THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

    THE INVESTMENT OBJECTIVES OF THE INVESTMENT GRADE BOND FUND, U.S. GOVERNMENT SECURITIES FUND, LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND, SHORT-TERM BOND FUND, AND SHORT-TERM U.S. TREASURY SECURITIES FUND ARE NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

26  PROSPECTUS

RISK CONSIDERATIONS

                          TYPE OF RISK                             FUNDS SUBJECT TO RISK
----------------------------------------------------------------------------------------------

FUND RISK -- The possibility that a Fund's performance during a    All Funds
specific period may not meet, or exceed, that of the market as a whole.

INTEREST RATE RISK -- The potential for a decline in the price of All Funds fixed-income securities due to rising interest rates. This risk will be greater for long-term securities than for short-term securities.

CREDIT RISK -- The possibility that an issuer will be unable to    All Funds (except
make timely payments of either principal or interest.              Short-Term
                                                                   U.S. Treasury Securities
                                                                   Fund)

CALL RISK -- The possibility that securities with high interest    All Funds (except
rates will be prepaid (or "called") by the issuer, prior to        Short-Term
maturity, during periods of falling interest rates.This would      U.S. Treasury Securities
require a Fund to invest the resulting proceeds elsewhere, at      Fund)
generally lower interest rates.

EVENT RISK -- The possibility that corporate debt securities may   All Funds (except
suffer substantial declines in credit quality and market value     Short-Term
due to corporate restructurings. While event risk may be high for  U.S. Treasury Securities
certain corporate securities held by a Fund, event risk overall    Fund and U.S.
should be low because of the Fund's diversified holdings.          Government Securities
                                                                   Money Market Fund)

GEOGRAPHIC RISK -- The risk that a Fund's concentration of         State Tax-Exempt Funds
investments in securities of issuers located in a single state or geographic region subject a Fund to economic conditions and
government policies of that state or region that could adversely affect the value of a Fund.

PREPAYMENT RISK -- The risk that mortgage-backed and asset-backed  Investment Grade Bond Fund securities may be retired substantially earlier than their stated  U.S. Government
maturities or final distribution dates, resulting in a loss of        Securities Fund
all, or part, of any premium paid.                                 Limited-Term Federal
                                                                      Mortgage Securities
                                                                      Fund
                                                                   Short-Term Bond Fund
                                                                   Money Market Funds

                                                          PROSPECTUS  27

                          TYPE OF RISK                             FUNDS SUBJECT TO RISK
----------------------------------------------------------------------------------------------

HEDGING RISKS -- Hedging is a strategy designed to offset          Investment Grade Bond Fund
investment risks. Hedging activities include, among other things,  Short-Term Bond Fund
the use of options and futures. There are risks associated with    Investment Grade
hedging activities, including:                                        Tax-Exempt Bond Fund
- The success of a hedging strategy may depend on an ability to    State Tax-Exempt Funds
  predict movements in the prices of individual securities,
  fluctuations in markets, and movements in interest rates;
- There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures;
- There may not be a liquid secondary market for a futures
  contract or option;
- Trading restrictions or limitations may be imposed by an
  exchange, and government regulations may restrict trading in futures contracts and options.

28  PROSPECTUS

                          TYPE OF RISK                             FUNDS SUBJECT TO RISK
----------------------------------------------------------------------------------------------

FOREIGN SECURITY RISKS -- There are risks associated with          Investment Grade Bond Fund
international investing, including:                                Short-Term Bond Fund
     CURRENCY RISK -- The possibility that changes in foreign      Prime Quality Money
     exchange rates will affect, favorably or unfavorably, the        Market Fund
     value of foreign securities or the U.S. dollar amount of
     income or gain received on such securities.
     VOLATILITY -- Investments in foreign stock markets can be
     more volatile than investments in U.S. markets. Diplomatic, political, or economic developments could affect investments in foreign countries.
     EXPENSE CONSIDERATIONS -- Fixed commissions on many foreign stock exchanges are generally higher than negotiated
     commissions on U.S. exchanges. Expenses for custodial
     arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for
     handling U.S. securities of equal value.
     FOREIGN TAXES -- Certain foreign governments levy
     withholding taxes against dividend and interest income.
     Although in some countries a portion of these taxes are
     recoverable, the non-recovered portion of foreign
     withholding taxes will reduce the income received from the securities comprising the portfolio.
     REGULATORY ENVIRONMENT -- Foreign companies generally are
     not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S.
     domestic companies. Foreign branches of U.S. banks, foreign banks, and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic
     issuers. There is generally less government regulation of
     securities exchanges, brokers, and listed companies abroad than in the U.S.

CURRENCY RISK -- The possibility that changes in foreign exchange  Investment Grade Bond Fund rates will affect, favorably or unfavorably, the value of foreign  Short-Term Bond Fund
securities or the U.S. dollar amount of income or gain received     Prime Quality Money
on such securities.                                                   Market Fund

                                                          PROSPECTUS  29

PURCHASING FUND SHARES
WHO MAY BUY TRUST SHARES OF THE FUNDS

    Individuals generally may not purchase Trust Shares directly. Instead, Trust Shares are sold to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), on behalf of accounts for which they act as a fiduciary, agent, investment advisor or custodian. As a result, you, as a customer of a financial institution, may own Trust Shares through accounts maintained with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name
of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote the Trust Shares.

HOW TO BUY FUND SHARES

    Trust Shares are offered continuously, and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day). However, you may not purchase or redeem shares of a Money Market Fund on days that the Federal Reserve is closed (Federal holidays).

    - MONEY MARKET FUNDS. The price per share (the offering price) will be the net asset value per share (NAV) next determined after your purchase order is received by the Transfer Agent. The Trust expects the NAV of each Money Market Fund to remain constant at $1.00 per share. NAV for the Money Market Funds is calculated by (1) taking the current market value of a Fund's total assets using the amortized cost method of valuing securities,
      (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares of that class owned by shareholders. The NAV is calculated once each Business Day at the close of the New York Stock Exchange (4:00 p.m. Eastern time). All money market funds are required to use the amortized cost valuation method, which is described in detail in the Statement of Additional Information (SAI).

      Your purchase order will be effective as of the Business Day it is received by the Transfer Agent. You will be eligible to receive dividends declared the same day if (1) the Transfer Agent receives the order (i) before 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund, or
      (ii) before 1:00 p.m. Eastern time for the Prime Quality Money Market Fund and the U.S. Government Securities Money Market Fund; and (2) the Custodian receives federal funds (readily available funds) before 4:00 p.m. Eastern time on the same day. Otherwise your purchase order will be effective the next Business Day, as long as the Custodian receives readily available funds before 4:00 p.m. Eastern time on the next Business Day.

    - NON-MONEY MARKET FUNDS. The price per share (the offering price) will be the net asset value per share (NAV) next determined after your purchase order is received by the Transfer Agent. NAV for the non-Money Market Funds is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the

30  PROSPECTUS

      total number of shares owned by shareholders. In determining the market value of a Fund's assets, the Trust may use a pricing service to provide market quotations or valuations for certain securities owned by a Fund. The NAV is calculated once each Business Day at the close of the New York Stock Exchange (4:00 p.m. Eastern time). So, to receive the current Business Day's NAV, purchase orders must be received before 4:00 p.m. Eastern time.

    Trust Shares are sold without a sales charge. Certain financial institutions may, however, charge fees for services provided in connection with the purchase of Trust Shares. Financial institutions also may impose an earlier time for a purchase order to be effective on the same day. This allows the financial institution time to process your order and transmit it to the Transfer Agent. For more information about how to purchase shares, you should contact your financial institution directly.

    The Trust reserves the right to reject any purchase order when the Distributor determines that accepting the order would not be in the best interests of the Trust and/or Shareholders.

REDEEMING FUND SHARES
HOW TO SELL YOUR SHARES

    Redemption requests should be sent to the Transfer Agent by your financial institution. Your financial institution will provide you with information about how to request redemption of Trust Shares held in your account.

    - MONEY MARKET FUNDS. For Money Market Funds, a redemption request will be effective as of the Business Day it is received by the Transfer Agent (1) before 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund, or
      (2) before 1:00 p.m. Eastern time for the Prime Quality Money Market Fund and the U.S. Government Securities Money Market Funds.

    - NON-MONEY MARKET FUNDS. Redemption requests for non-Money Market Funds must be received by the Transfer Agent by 4:00 p.m. Eastern time to get that day's NAV.

    Requests received after these times will normally be executed the next Business Day. You may have to transmit your redemption request to your financial institution at an earlier time for your redemption to be effective that day. For more information about how to redeem your shares, you should contact your financial institution directly. The Trust reserves the right to wire redemption proceeds within five Business Days of the Transfer Agent receiving the redemption request if, in the judgment of the Advisor, an earlier payment could adversely impact a Fund.

REDEMPTIONS IN KIND

    The Trust intends to pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders in the Fund) the Trust reserves the right to pay all or part of your redemption proceeds in liquid securities that have a market value equal to the redemption price (redemption in kind). Although it is highly unlikely

                                                          PROSPECTUS  31

that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage cost to sell the securities distributed to you.

TRANSACTIONS OVER THE TELEPHONE

    Telephone redemption and exchange transactions are extremely convenient, but not without risk. To try and keep your telephone transactions as safe, secure and risk free as possible, the Trust has developed certain safeguards and procedures for ascertaining the identity of callers and authenticity of instructions. As a result, neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost or expense for following telephone or wire instructions they reasonably believed to be genuine. If you choose to make telephone transactions, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

    Income dividends of each Fund are declared daily and paid monthly. If you own Fund shares on the record date, you will be entitled to receive dividends. The Funds make distributions of capital gains at least annually.

    You will receive dividends and distributions in the form of additional shares unless the you have elected to receive payment in cash. To elect cash payment, you must notify the Transfer Agent in writing prior to the date of distribution. Your election will become effective for dividends paid after the Transfer Agent receives your written notice. To cancel your election, simply send written notice to the Transfer Agent.

TAX INFORMATION

    The following is a summary of some important tax issues that affect the Funds and their Shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial, or administrative action. We have not tried to present a detailed explanation of the tax treatment of the Funds or their Shareholders. More information about taxes is in the SAI. WE URGE YOU TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE, AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

    Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no Federal income tax on the earnings it distributes to Shareholders.

32  PROSPECTUS

TAX STATUS OF DISTRIBUTIONS

    Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

    Capital gains dividends will be treated as gain from the sale or exchange of a capital asset held for more than 1 year.

    Distributions paid in January, but declared as dividends by a Fund in October, November or December of the previous year, are taxable to you in the previous, may be taxable in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

    EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU.

TAX MANAGEMENT

    The Funds use a tax management technique known as "highest in, first out." Through this technique, a Fund's portfolio holdings which have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

TAX-EXEMPT DISTRIBUTIONS

    The State Tax-Exempt Funds, the Tax-Exempt Money Market Fund, and the Investment Grade Tax-Exempt Bond Fund may pay "exempt-interest" dividends. Exempt-interest dividends are excludable from your gross income for Federal income tax purposes, but may have other Federal income tax consequences (I.E., alternative minimum tax). Current Federal tax laws limit the types and number of bonds that pay exempt interest. This may hinder a Fund's ability to pay exempt-interest dividends.

STATE TAX CONSIDERATIONS

    A Fund is not liable for any income or franchise tax in Massachusetts as long as it qualifies as a regulated investment company for Federal income tax purposes.

    Distributions by Funds to you may be subject to state and local taxation. However, a portion of the distributions you receive attributable to interest on U.S. Government obligations may be exempt from state taxation. Each year you will be notified of the percentage of income and distributions that may be tax exempt under state law. You should verify your tax liability with your tax advisor.

                                                          PROSPECTUS  33

STI CLASSIC FUNDS INFORMATION
THE TRUST

    The Trust is organized as a Massachusetts business trust. The Trust is permitted to offer separate portfolios of shares and different classes of each Fund. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

BOARD OF TRUSTEES

    The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services.

GENERAL INFORMATION
VOTING RIGHTS

    Shareholders of record receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. If you are a customer of a financial institution or intermediary, you may have certain voting rights depending on the nature of your account.

    As a Massachusetts business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.

REPORTING

    Shareholders of record, generally a financial institution or intermediary, will receive the Trust's unaudited financial information and audited financial statements, as well as proxy statements and other reports. If you are a customer of a financial institution, you may receive this information directly from the financial institution, depending on the nature of your account.

SHAREHOLDER INQUIRIES

    You may contact your financial institution's representative to obtain information on account statements, procedures, and other related information.

INVESTMENT ADVISORS

    The Advisors make investment decisions for the assets of the Funds they advise and continuously review, supervise, and administer their respective Fund's investment program. The Trustees of the Trust supervise the Advisors and establish policies that the Advisors must follow in their day-to-day management activities.

34  PROSPECTUS

    STI Capital Management, N.A. (STI Capital) serves as the Advisor to the Investment Grade Bond, Limited-Term Federal Mortgage Securities, Investment Grade Tax-Exempt Bond, and Florida Tax-Exempt Bond Funds. As of May 31, 1997, STI Capital had approximately $12.4 billion in assets under management. The principal business address of STI is P.O. Box 3808, Orlando, Florida 32802. For the fiscal year ended May 31, 1997, STI Capital received advisory fees computed daily and paid monthly at the annual rate included in each Fund's ANNUAL FUND OPERATING EXPENSES summary.

    Trusco Capital Management, Inc. (Trusco) serves as the Advisor to the Prime Quality Money Market, U.S. Government Securities Money Market, Tax-Exempt Money Market, Short-Term U.S. Treasury Securities, Short-Term Bond, and U.S. Government Securities Funds. As of May 31, 1997, Trusco had approximately $17.4 billion in assets under management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. For the fiscal year ended May 31, 1997, Trusco received advisory fees computed daily and paid monthly at the annual rate included in each Fund's ANNUAL FUND OPERATING EXPENSES summary, except for the Tax-Exempt Money Market Fund. The Advisor received .39% for its advisory services provided to the Tax-Exempt Money Market Fund.

    SunTrust Bank, Chattanooga, N.A. (SunTrust Chattanooga) serves as the Advisor to the Tennessee Tax-Exempt Bond Fund. As of May 31, 1997, SunTrust Chattanooga had approximately $3.7 billion in assets under management. The principal business address of SunTrust Chattanooga is 736 Market Street, Chattanooga, Tennessee 37402. For the fiscal year ended May 31, 1997, SunTrust Chattanooga received advisory fees computed daily and paid monthly at the annual rate included in each Fund's ANNUAL FUND OPERATING EXPENSES summary.

    SunTrust Bank, Atlanta (SunTrust Atlanta) serves as the Advisor to the Georgia Tax-Exempt Bond Fund. As of December 31, 1996, SunTrust Atlanta had approximately $12 billion in assets under management. The principal address for SunTrust Atlanta is 25 Park Place, Atlanta, Georgia 30303. For the fiscal year ended May 31, 1997, SunTrust Atlanta received advisory fees computed daily and paid monthly at the annual rate included in each Fund's ANNUAL FUND OPERATING EXPENSES summary.

    The Advisors are indirect wholly-owned subsidiaries of SunTrust Banks, Inc. (SunTrust). SunTrust is a southeastern regional bank holding company with assets of $52.5 billion, as of December 31, 1996. SunTrust is one of the 20 largest banking companies in the U.S. Its three principal subsidiaries, SunTrust Banks of Florida, Inc., SunTrust Banks of Georgia, Inc. and SunTrust Banks of Tennessee, Inc., provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the tri-state area. SunTrust Banks, Inc. has discretionary assets under management of approximately $53.4 billion, as of December 31, 1996.

    The Advisors may use their affiliates as brokers for the Funds' portfolio transactions.

                                                          PROSPECTUS  35

DISTRIBUTION

    SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI Investments Company, serves as each Fund's distributor under a Distribution Agreement. The Distributor receives no compensation for distribution services for the Trust Shares of each Fund.

    Each Fund may use the Distributor as its broker for portfolio transactions. The Distributor receives compensation from the Funds for its brokerage services.

    Flex and Investor Shares are offered primarily to individual investors, and are described in a separate prospectus. Flex Shares are subject to a contingent deferred sales charge. Investor Shares are subject to a front-end sales charge. You may call 1-800-874-4770 to receive more information about Flex or Investor Shares. It is possible that a financial institution may offer different classes of shares to its customers. As a result, the financial institution may receive different compensation with respect to different classes of shares.

ADMINISTRATION

    SEI Fund Resources acts as the Trust's Administrator. For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate as follows:

AVERAGE AGGREGATE NET ASSETS                                                              FEE
-----------------------------------------------------------------------------------------------------
$1 -- $1 billion                                                                            0.12%
over $1 billion to $5 billion                                                               0.09%
over $5 billion to $8 billion                                                               0.07%
over $8 billion to $10 billion                                                              0.065%
over $10 billion                                                                            0.06%

    The Administrator may voluntarily waive all or a portion of its fees to limit Total Fund Operating Expenses.

36  PROSPECTUS

FUND INVESTMENTS -- NON-MONEY MARKET FUNDS

% = Maximum percentage permissible. All percentages shown are of total assets, except for illiquid securities, which are shown as a percentage of net assets.

X = No policy limitation; Fund may be using currently.

* = Permitted, but not typically used.

-- = Not permitted.

                                              LIMITED-TERM              SHORT-TERM
                      INVESTMENT     U.S.       FEDERAL                    U.S.     INVESTMENT   FLORIDA     GEORGIA    TENNESSEE
                        GRADE     GOVERNMENT    MORTGAGE    SHORT-TERM   TREASURY     GRADE     TAX-EXEMPT  TAX-EXEMPT  TAX-EXEMPT
SECURITY                 BOND     SECURITIES   SECURITIES      BOND     SECURITIES  TAX-EXEMPT     BOND        BOND        BOND
OR PRACTICE              FUND        FUND         FUND         FUND        FUND     BOND FUND      FUND        FUND        FUND
----------------------------------------------------------------------------------------------------------------------------------
TRADITIONAL
  INVESTMENTS
    ADRs                  X           --           --           --          --          --          --          --          --
    Asset-Backed
     Securities           X           *           35%           X           --          --          --          --          --
    Bank Obligations      X          35%          35%           --          --          --          --          --          --
    Commercial Paper
     (Two Highest
     Ratings
     Categories)          X          35%          35%           X           --          --          --          --          --
    Corporate Debt
     Obligations
     (Investment
     Grade)              X(4)        35%          35%          X(4)         --         20%        20%(4)      20%(4)      20%(4)
    Investment
     Company Shares      10%         10%          10%          10%         10%         10%         10%         10%         10%
    Mortgage-Backed
     Securities          X(1)        X(7)         X(7)         X(2)         --          *           *           *           *
    Municipal
     Securities (Two
     Highest Ratings
     Categories)          --          --           --          X(4)         --       X(3,4,5)    X(3,4,5)    X(3,4,5)    X(3,4,5)
    Repurchase
     Agreements           X          35%          35%           *           --         20%         20%         20%         20%
    Restricted
     Securities           *           *            *            *           *           *           *           *           *
    Securities of
     Foreign Issuers      X           --           --           X           --          --          --          --          --
    Supranational
     Agency
     Obligations          X           --           --          35%          --          --          --          --          --
    U.S. Treasury
     and Government
     Agency
     Obligations          X           X            X            X          X(6)        20%         20%         20%         20%
    Zero Coupon
     Obligations          X           --           --           X           --          X           X           X           X
INVESTMENT PRACTICES
    Borrowing          33 1/3%     33 1/3%      33 1/3%      33 1/3%     33 1/3%     33 1/3%     33 1/3%     33 1/3%     33 1/3%
    Dollar Rolls          --          X            X            --          --          --          --          --          --
    Illiquid
     Securities          15%         15%          15%          15%         15%         15%         15%         15%         15%
    Securities
     Lending           33 1/3%     33 1/3%      33 1/3%      33 1/3%     33 1/3%     33 1/3%     33 1/3%     33 1/3%     33 1/3%
    Standby
     Commitments          X           X            X            X           X           X           X           X           X
    When-Issued
     Securities        33 1/3%     33 1/3%      33 1/3%      33 1/3%     33 1/3%     33 1/3%     33 1/3%     33 1/3%     33 1/3%
LEVERAGING AND
  HEDGING TOOLS
    Futures and
     Options on
     Futures             35%          *            *           35%          --          *          35%         35%         35%
    Options              35%          *            *           35%          *           *          35%         35%         35%
    Puts                 35%          --           --          35%          --         35%         35%         35%         35%
    Swaps, Caps,
     Floors and
     Collars             25%          --           --           --          --          --          --          --          --
    Variable and
     Floating
     Rate
     Instruments          X           X            X            X           X           X           X           X           X

(1) MAY PURCHASE UP TO 35% PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.
(2) MAY PURCHASE UP TO 25% PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.
(3) INVESTS AT LEAST 65% OF ITS ASSETS IN MUNICIPAL SECURITIES. OF THIS 65%, 75% MUST BE RATED A OR BETTER OR THEIR UNRATED EQUIVALENTS. EACH STATE TAX-EXEMPT BOND FUND MUST INVEST AT LEAST 65% OF ITS ASSETS IN MUNICIPAL SECURITIES ISSUED BY ITS RESPECTIVE STATE.
(4) MAY PURCHASE UP TO 25% RATED BBB OR BAA OR THEIR UNRATED EQUIVALENTS.
(5) MAY PURCHASE MUNICIPAL FORWARDS.
(6) U.S. TREASURY OBLIGATIONS ONLY.
(7) PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES PERMITTED BUT NOT TYPICALLY
    USED.

                                                          PROSPECTUS  37

FUND INVESTMENTS -- MONEY MARKET FUNDS

% = Maximum percentage permissible. All percentages shown are of total assets, except for illiquid securities, which are shown as a percentage of net assets.

X = No policy limitation; Fund may be using currently.

* = Permitted, but not typically used.

-- = Not permitted.

                                                                                               U.S. GOVERNMENT
                                                                              PRIME QUALITY      SECURITIES        TAX-EXEMPT
                                                                              MONEY MARKET      MONEY MARKET      MONEY MARKET
SECURITY OR PRACTICE                                                              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
TRADITIONAL INVESTMENTS
    Asset-Backed Securities                                                         *                --                --
    Bank Obligations                                                              X(1)               --                20%
    Commercial Paper (Highest Quality)                                              X                --                 X
    Investment Company Shares                                                      10%               10%               10%
    Mortgage-Backed Securities                                                    *(2)                X                 *
    Municipal Securities                                                           --                --                 X
    Repurchase Agreements                                                           X                 X                20%
    Restricted Securities                                                           *                 *                 *
    Securities of Foreign Issuers                                                   X                --                --
    Short-Term Corporate Obligations                                                X                --                --
    Supranational Agency Obligations                                                X                --                --
    U.S. Treasury and Agency Obligations                                            X                 X                20%
    Zero Coupon Obligations                                                         X                 X                 X
INVESTMENT PRACTICES
    Borrowing                                                                    33 1/3%           33 1/3%           33 1/3%
    Illiquid Securities                                                            10%               10%               10%
    Securities Lending                                                           33 1/3%           33 1/3%           33 1/3%
    Standby Commitments                                                             X                 X                 X
    When-Issued Securities                                                       33 1/3%           33 1/3%           33 1/3%
LEVERAGING AND HEDGING TOOLS
    Variable and Floating Rate Instruments                                          X                 X                 X

(1) MAY INVEST UP TO 25% OF ITS ASSETS IN OBLIGATIONS ISSUED BY FOREIGN BRANCHES OF U.S. BANKS AND BY LONDON BRANCHES OF FOREIGN BANKS.

(2) INCLUDES PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.

    Under normal market conditions, the Funds will follow the practices and policies outlined above. However, for temporary defensive purposes during periods when its Adviser determines that market conditions warrant, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When the Funds are investing for temporary defensive purposes, they will not be pursuing their respective investment objectives.

INVESTMENT RESTRICTIONS

    Each Fund will not invest more than 25% of its assets in any one industry. With respect to 75% of its assets, each Fund will not:

    - invest more than 5% of its assets in the securities of any one issuer;

    - purchase more than 10% of the outstanding voting securities of any one issuer.

38  PROSPECTUS

MORE ABOUT INVESTMENTS AND HEDGING TOOLS
    The following is a description of some of the permitted investments for the Funds. Further discussion is contained in the SAI.
    AMERICAN DEPOSITARY RECEIPTS (ADRs) are securities, typically issued by a U.S. financial institution (a depositary). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without the participation of the issuer of the underlying security.
    ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be DEBT OBLIGATIONS, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing DEBT OBLIGATIONS.
    BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the U.S. by foreign banks.
    CORPORATE DEBT SECURITIES are DEBT OBLIGATIONS issued by corporations with maturities exceeding 270 days.
    DEBT OBLIGATIONS represent money borrowed that obligates the issuer, (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).
    DOLLAR ROLLS are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.
    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.
    A Fund may use futures contracts, and related options, for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to

                                                          PROSPECTUS  39

minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.
    Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.
    ILLIQUID SECURITIES are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books.
    INVESTMENT COMPANY SHARES are shares of other mutual funds which may be purchased by the Funds to the extent consistent with applicable law.
    INVESTMENT GRADE OBLIGATIONS are DEBT OBLIGATIONS rated BBB or better by S&P or Baa or better by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.
    LOAN PARTICIPATIONS are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.
    MONEY MARKET INSTRUMENTS are high quality, dollar-denominated, SHORT-TERM OBLIGATIONS, including BANK OBLIGATIONS, U.S. TREASURY OBLIGATIONS, U.S. GOVERNMENT AGENCY OBLIGATIONS, and SHORT-TERM CORPORATE OBLIGATIONS.
    MORTGAGE-BACKED SECURITIES are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating rate mortgages.
    During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities may accelerate. It is often not possible to predict accurately the average life or realized yield of a particular issue.
    GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.
    PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.
    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) are DEBT OBLIGATIONS or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. Government, or by private originators,

40  PROSPECTUS

or investors in mortgage loans. Each class of a CMO is issued with a specific fixed or floating interest rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates. This can result in a loss of all, or part, of any premium paid.
    REMICS are CMOs that qualify for special tax treatment under the Internal Revenue Code. They invest in certain mortgages that are principally secured by interests in real property. These securities are often guaranteed as to the payment of principal and/or interest as payments are required to be made on the underlying mortgage participation certificates.
    STRIPPED MORTGAGE-BACKED SECURITIES (SMBS) are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.
    MUNICIPAL FORWARDS are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date.
    MUNICIPAL LEASE OBLIGATIONS are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.
    MUNICIPAL SECURITIES consist of:
    - Debt obligations issued by, or on behalf of, public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending these funds to other public institutions and facilities; and
    - Certain private activity and industrial development bonds issued by, or on behalf of, public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.
    General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.
    OPTIONS--The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. All options written by a Fund will be "covered," which means

                                                          PROSPECTUS  41

that the Fund will own an equal amount of the underlying currency ("options on currencies") or security. With respect to put options written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or cash equivalents in an amount equal to the amount the Fund would be required to pay upon exercise of the put option.
    REPURCHASE AGREEMENTS are agreements by which a Fund obtains a security and simultaneously agrees to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. A Fund will enter into repurchase agreements only with financial institutions judged to present minimal risk of bankruptcy during the term of the agreement based on established guidelines.
    RESTRICTED SECURITIES are securities that may not be sold freely to the public without registering under the Securities Act of 1933 or an exemption from registration. The Trust's Board of Trustees has adopted procedures for determining the liquidity of restricted securities.
    SECURITIES LENDING -- To generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral.
    SECURITIES OF FOREIGN ISSUERS are securities issued by foreign corporation, including foreign branches of U.S. banks and foreign banks, and by foreign governments or their agencies or instrumentalities. There are special risk considerations associated with foreign securities.
    SENIOR FIXED INCOME SECURITIES are DEBT OBLIGATIONS that pay a fixed rate of return.
    SHORT-TERM OBLIGATIONS are DEBT OBLIGATIONS maturing (becoming payable) in 397 days or less, including COMMERCIAL PAPER and other short-term corporation obligations. Short-term corporate obligations are short-term obligations issued by corporations.
    STANDBY COMMITMENTS AND PUTS -- Securities subject to standby commitments or puts permit the holder to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.
    SUPRANATIONAL AGENCY OBLIGATIONS are obligations established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.
    SWAPS, CAPS, FLOORS and COLLARS -- Swaps, caps, floors, and collars are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swap agreements are sophisticated hedging insturments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance.

42  PROSPECTUS

    U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and others are supported only by the credit of the agency or instrumentality.
    U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).
    VARIABLE AND FLOATING RATE INSTRUMENTS involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.
    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of, and payment for, these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement.
    ZERO COUPON OBLIGATIONS are DEBT OBLIGATIONS that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

                                                          PROSPECTUS  43

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISORS
           Trusco Capital Management, Inc.           50 Hurt Plaza
                                                     Suite 1400
                                                     Atlanta, GA 30303

           STI Capital Management, N.A.              P.O. Box 3808
                                                     Orlando, FL 32802
           SunTrust Bank, Atlanta                    25 Park Place
                                                     Atlanta, GA 30303
           SunTrust Bank, Chattanooga, N.A.          736 Market Street
                                                     Chattanooga, TN 37402

*          DISTRIBUTOR
           SEI Investments Distribution Co.          Oaks, PA 19456

*          ADMINISTRATOR
           SEI Fund Resources                        Oaks, PA 19456

*          TRANSFER AGENT
           Federated Services Company                Federated Investors Tower
                                                     Pittsburgh, PA 15222-3779

*          CUSTODIAN
           SunTrust Bank, Atlanta                    c/o STI Trust & Investment
                                                     Operations, Inc.
                                                     303 Peachtree Street N.E.
                                                     14th Floor
                                                     Atlanta, GA 30308

*          LEGAL COUNSEL
           Morgan, Lewis & Bockius LLP               1800 M Street, N.W.
                                                     Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS
           Arthur Andersen LLP                       1601 Market Street
                                                     Philadelphia, PA 19103

44  PROSPECTUS

    Additional information about the Funds is included in the SAI dated October 1, 1997. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. You may obtain a copy of the SAI, or the annual or semi-annual report, without charge by calling 1-800-874-4770 or by contacting the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

    NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR.

                                   Blank Page

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

PROSPECTUS

GENERAL INFORMATION
AND CONTENTS

        1  ABOUT THE TRUST
      ---

        1  CAPITAL GROWTH FUND
      ---

        3  VALUE INCOME STOCK FUND
      ---

        5  SMALL CAP EQUITY FUND
      ---

        7  MID-CAP EQUITY FUND
      ---

        9  BALANCED FUND
      ---

       11  SUNBELT EQUITY FUND
      ---

       13  INTERNATIONAL EQUITY INDEX FUND
      ---

       15  INTERNATIONAL EQUITY FUND
      ---

       17  EMERGING MARKETS EQUITY FUND
      ---

       20  RISK CONSIDERATIONS
      ---

       25  PURCHASING FUND SHARES
      ---

       26  TAX INFORMATION
      ---

       31  FUND INVESTMENTS
      ---

       32  MORE ABOUT INVESTMENTS AND HEDGING TOOLS
      ---

OCTOBER 1, 1997
(AS REVISED FEBRUARY 27, 1998)

    The STI Classic Funds (the Trust) is a mutual fund that offers shares in a number of separate investment portfolios (each a Fund and, collectively, the Funds). This Prospectus gives you important information about the Trust Shares of the Equity Funds that you should know before investing. Please read this Prospectus, and keep it for future reference.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE TRUST'S SHARES. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED OR APPROVED OF THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY STATEMENT OR INDICATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE FUNDS:
    - ARE NOT BANK DEPOSITS
    - ARE NOT FEDERALLY INSURED
    - ARE NOT GUARANTEED BY ANY BANK OR GOVERNMENT AGENCY
    - ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS.

    INVESTING IN THE FUNDS INVOLVES RISK. YOU COULD LOSE MONEY.

                                                          PROSPECTUS  1

ABOUT THE TRUST

    STI CLASSIC FUNDS is a diversified, open-end management investment company. The Funds provide a convenient and economical way for you to invest in a number of professionally managed portfolios of securities. This Prospectus relates to the Trust Shares of the Capital Growth Fund, Value Income Stock Fund, Small Cap Equity Fund, Mid-Cap Equity Fund, Balanced Fund, Sunbelt Equity Fund, International Equity Index Fund, International Equity Fund, and Emerging Markets Equity Fund.

FUND INFORMATION

CAPITAL GROWTH FUND
FUND OBJECTIVE

[LOGO]
           The Capital Growth Fund seeks to provide capital appreciation by investing primarily in a portfolio of common stocks, warrants, and securities convertible into common stock which, in its Advisor's opinion, are undervalued in the marketplace at the time of purchase.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in a diversified portfolio of undervalued equity securities traded in the United States.

    Based on its analysis of overall business cycles, the Advisor rotates the Fund's investments between various market sectors.

    The Fund may invest in securities of foreign issuers, high yield securities, and shares issued by money market investment companies. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

RISK CONSIDERATIONS

[LOGO]
         The Capital Growth Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Credit Risk;

    - Event Risk;

    - High-Yield Security Risks;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

2  PROSPECTUS

FUND MANAGEMENT

[LOGO]
           Mr. Anthony Gray has managed the Capital Growth Fund since it began operating. He has more than 30 years of investment experience, and has served as Chairman and Chief Executive Officer of STI Capital Management, N.A. since 1979.

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the CAPITAL GROWTH FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                       NONE

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                       1.05%
  Other Expenses                                                                                       .12%
  Total Fund Operating Expenses After Fee Waivers(2)                                                  1.17%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.15%.

(2) ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.27%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                             1 YEAR    3 YEARS   5 YEARS                  10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $12        $37       $64       $                             142

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  3

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the CAPITAL GROWTH FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
---------------------
CAPITAL GROWTH FUND
---------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                          REALIZED AND
                 NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
                   VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET                    NET ASSETS
                 BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END       TOTAL          END OF
                 OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD       RETURN      PERIOD (000)
                 ---------   ----------   ------------   -------------   -------------   ----------   ------------   ------------
  1997            $14.90       $0.12         $3.13          $(0.12)         $(2.94)        $15.09           24.66%     $1,085,128
  1996             12.18        0.12          3.32           (0.13)          (0.59)         14.90           28.97%        981,498
  1995             11.99        0.16          0.57           (0.14)          (0.40)         12.18            6.63%        984,205
  1994             11.95        0.16          0.31           (0.17)          (0.26)         11.99            3.87%        891,870
  1993(1)          10.36        0.12          1.57           (0.10)           --            11.95           17.90%*       507,692

                                                              RATIO OF NET
                               RATIO OF       RATIO OF         INVESTMENT
                                 NET         EXPENSES TO      INCOME (LOSS)
                              INVESTMENT     AVERAGE NET     TO AVERAGE NET
                  RATIO OF      INCOME         ASSETS            ASSETS
                  EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO      AVERAGE
                 TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER     COMMISSION
                 NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(2)         RATE*
                 ----------   ----------   ---------------   ---------------   --------   ---------------
  1997             1.15%        0.83%          1.25%             0.73%             141%      $0.0620
  1996             1.15%        0.90%          1.27%             0.78%             156%      --
  1995             1.15%        1.38%          1.28%             1.25%             128%      --
  1994             1.15%        1.25%          1.29%             1.11%             124%      --
  1993(1)          1.15%*       1.43%*         1.28%*            1.30%*             95%      --

 * ANNUALIZED.

** AVERAGE COMMISION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING
   THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

(1) COMMENCED OPERATIONS ON JUNE 8, 1992.

(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

VALUE INCOME STOCK FUND
FUND OBJECTIVE

[LOGO]
           The Value Income Stock Fund seeks to provide current income with a secondary goal of achieving capital appreciation by investing primarily in equity securities.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund strives to provide a yield, above that of the S&P 500 Stock Index. The Fund primarily invests in equity securities of companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends.

    The Fund may invest in securities of foreign issuers, high yield securities, futures, options, and securities issued by companies with smaller market capitalizations. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

RISK CONSIDERATIONS

[LOGO]
         The Value Income Stock Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Small Issuer Risk;

    - Credit Risk;

    4  PROSPECTUS

    - Event Risk;

    - Hedging Risks;

    - High-Yield Security Risks;

    - Foreign Security Risks and;

    - Currency Risks.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Mr. Mills Riddick, CFA, is Senior Vice President, STI Capital Management, N.A. and has managed the Value Income Stock Fund since April, 1995. He has more than 15 years of investment experience, and has been a value portfolio manager at STI Capital Management since 1989. Prior to joining STI Capital Management, N.A., Mr. Riddick served as a broker with Drexel Burnham Lambert.

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the VALUE INCOME STOCK FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                       NONE

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees                                                                             .80%
  Other Expenses                                                                                       .17%
  Total Fund Operating Expenses                                                                        .97%

EXAMPLE                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.      $10       $31       $54       $119

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  5

FINANCIAL AND PERFORMANCE HIGHLIGHTS

    The table that follows presents information about the investment results of the Trust Shares of the VALUE INCOME STOCK Fund. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
-------------------------
VALUE INCOME STOCK FUND
-------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                          REALIZED AND                                    NET                 NET
                 NET ASSET      NET        UNREALIZED    DISTRIBUTIONS                   ASSET               ASSETS     RATIO OF
                   VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   VALUE               END OF     EXPENSES
                 BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   END OF   TOTAL      PERIOD    TO AVERAGE
                 OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   PERIOD  RETURN      (000)     NET ASSETS
                 ---------   ----------   ------------   -------------   -------------   ------  -------   ----------  ----------
  1997            $13.15       $0.30         $2.32          $(0.30)         $(1.76)      $13.71  22.18%    $1,488,062    0.91%
  1996             11.59        0.35          2.71           (0.34)          (1.16)       13.15  27.91%     1,244,399    0.92%
  1995             10.54        0.32          1.56           (0.32)          (0.51)       11.59  19.06%       991,977    0.95%
  1994             10.23        0.29          0.70           (0.32)          (0.36)       10.54   9.95%       573,082    0.88%
  1993(1)          10.00        0.11          0.16           (0.04)         --            10.23   9.05%*      137,761    0.80%*

                                                 RATIO OF NET
                  RATIO OF       RATIO OF         INVESTMENT
                    NET         EXPENSES TO      INCOME (LOSS)
                 INVESTMENT     AVERAGE NET     TO AVERAGE NET
                   INCOME         ASSETS            ASSETS
                 (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO   AVERAGE
                  AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER   COMMISSION
                 NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(2)      RATE**
                 ----------   ---------------   ---------------   --------   ----------
  1997             2.40%          0.91%             2.40%             105%    $0.0609
  1996             2.86%          0.92%             2.86%             134%      --
  1995             3.16%          0.95%             3.16%             126%      --
  1994             3.21%          0.97%             3.12%             149%      --
  1993(1)          4.32%*         0.96%*            4.16%*             35%      --

 * ANNUALIZED.

** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

(1) COMMENCED OPERATIONS ON FEBRUARY 12, 1993.

(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

SMALL CAP EQUITY FUND
FUND OBJECTIVE

[LOGO]
           The Small Cap Equity Fund seeks to provide capital appreciation with a secondary goal of achieving current income.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in a diversified portfolio of equity securities of undervalued companies with market capitalizations under
$1 billion.

    The Fund may invest in securities of foreign issuers and options. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

RISK CONSIDERATIONS

[LOGO]
         The Small Cap Equity Fund may be subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Small Issuer Risk;

    - Hedging Risks;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

    6  PROSPECTUS

FUND MANAGEMENT

[LOGO]
           Brett Barner, CFA, is Vice President, STI Capital Management, N.A., and has managed the Small Cap Equity Fund since it began operating.
He has more than ten years of investment experience, and has been a portfolio manager with STI since 1990. Prior to joining STI Capital Management, N.A., Mr. Barner served as a consultant with Drexel Burnham Lambert and Shearson Lehman Brothers.

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the SMALL CAP EQUITY FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                       NONE

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                        .97%
  Other Expenses(2)                                                                                    .25%
  Total Fund Operating Expenses After Fee Waivers(3)                                                  1.22%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.15%.

(2) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

(3) ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.40%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $12        $39

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  7

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the SMALL CAP EQUITY FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
-----------------------
SMALL CAP EQUITY FUND
-----------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                           NET ASSET                REALIZED AND   DISTRIBUTIONS
                             VALUE        NET        UNREALIZED      FROM NET        NET ASSET                   NET ASSETS
                           BEGINNING   INVESTMENT   NET GAINS ON    INVESTMENT     VALUE END OF      TOTAL         END OF
                           OF PERIOD     INCOME     INVESTMENTS       INCOME          PERIOD         RETURN     PERIOD (000)
                           ---------   ----------   ------------   -------------   -------------   ----------   ------------
1997(1)                     $10.00       $0.05         $1.04          $(0.02)         $11.07         $10.97%*     $  131,049

                                                        RATIO OF     RATIO OF NET
                                                        EXPENSES      INVESTMENT
                                           RATIO OF    TO AVERAGE      INCOME TO
                                             NET       NET ASSETS     AVERAGE NET
                             RATIO OF     INVESTMENT   (EXCLUDING       ASSETS
                           EXPENSES TO    INCOME TO     WAIVERS       (EXCLUDING                        AVERAGE
                           AVERAGE NET     AVERAGE        AND         WAIVERS AND        PORTFOLIO      COMMISSION
                              ASSETS      NET ASSETS   CONTRIBUTIONS) CONTRIBUTIONS)   TURNOVER RATE    RATE***
                           ------------   ----------   ----------   ---------------   ---------------   --------
1997(1)                      1.20%**       1.86%**      1.37%**         1.69%**             27%         $ 0.0523

 * RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

 ** ANNUALIZED.

*** AVERAGE COMMISSION RATE PAID PER SHARE FOR THE SECURITY PURCHASES AND SALES.
    PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

 (1) COMMENCED OPERATIONS ON JANUARY 31, 1997.

MID-CAP EQUITY FUND
FUND OBJECTIVE

[LOGO]

           The Mid-Cap Equity Fund seeks to provide capital appreciation by investing primarily in a diversified portfolio of common stocks, preferred stocks, and securities convertible into common stock of small to mid-sized companies with above-average growth of earnings. Current income will not be an important factor in selecting investments and any such income should be considered incidental.

PORTFOLIO INVESTMENTS

[LOGO]

          The Fund primarily invests in a diversified portfolio of equity securities of small to mid-size companies (I.E., companies with market capitalizations of $500 million to $5 billion).

    The Fund may invest in securities of foreign issuers, high-yield securities and variable and floating rate instruments. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

8  PROSPECTUS

RISK CONSIDERATIONS

[LOGO]
         The Mid-Cap Equity Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Small Issuer Risk;

    - Credit Risk;

    - Event Risk;

    - Hedging Risks;

    - High-Yield Security Risks;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Mr. Elliott A. Perny has managed the Mid-Cap Equity Fund since October, 1996. He has more than 25 years of investment experience.
Mr. Perny has served as Senior Executive Vice President of STI Capital Management, N.A. since September, 1992, and has served as a portfolio manager with STI since 1991. Prior to joining STI Capital Management, N.A., Mr. Perny served as a portfolio manager at Florida National Bank and Atlantic Bank.

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the MID-CAP EQUITY FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                       NONE

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                       1.04%
  Other Expenses                                                                                       .13%
  Total Fund Operating Expenses After Fee Waivers(2)                                                  1.17%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.15%.

(2) ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.28%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.      $12       $37       $64       $142

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  9

FINANCIAL AND PERFORMANCE HIGHLIGHTS

    The table that follows presents information about the investment results of the Trust Shares of the MID-CAP EQUITY FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
---------------------
MID-CAP EQUITY FUND
---------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                                    REALIZED AND
                           NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
                             VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET
                           BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END
                           OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN
                           ---------   ----------   ------------   -------------   -------------   ----------   ------------
1997                        $12.76       $0.03         $1.69          $(0.05)         $(1.22)        $13.21        14.23%
1996                         11.00        0.08          2.63           (0.08)          (0.87)         12.76        25.54%
1995                          9.85        0.08          1.15           (0.08)         --              11.00        12.56%
1994(1)                      10.00        0.02         (0.16)          (0.01)         --               9.85       (1.39)%+

                                                                                       RATIO OF NET
                                                        RATIO OF       RATIO OF         INVESTMENT
                                                          NET         EXPENSES TO      INCOME (LOSS)
                                                       INVESTMENT     AVERAGE NET     TO AVERAGE NET
                                           RATIO OF      INCOME         ASSETS            ASSETS
                            NET ASSETS     EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO  AVERAGE
                              END OF      TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER   COMMISSION

                           PERIOD (000)   NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(2)     RATE**
                           ------------   ----------   ----------   ---------------   ---------------   --------   --------
1997                         $  287,370     1.15%        0.23%          1.26%             0.12%           152%     $0.0587
1996                            253,905     1.15%        0.70%          1.29%             0.56%           116%       --
1995                            125,562     1.15%        0.88%          1.32%             0.71%           66%        --
1994(1)                          57,036     1.15%*       1.20%*         1.68%*            0.67%*           8%        --

 * ANNUALIZED.

** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

+ CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1) COMMENCED OPERATIONS ON JANUARY 3, 1994.

(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

BALANCED FUND
FUND OBJECTIVE

[LOGO]
           The Balanced Fund seeks to provide capital appreciation and current income by investing in common and preferred stocks, warrants, securities convertible into common stock, and investment grade fixed-income securities.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in a diversified portfolio of equity securities and debt obligations.

    The Fund may invest in securities of foreign issuers, investment grade obligations, variable and floating rate instruments, mortgage- and asset-backed securities, and shares of investment companies. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

  10  PROSPECTUS

RISK CONSIDERATIONS

[LOGO]
         The Balanced Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Prepayment Risk;

    - Hedging Risks;

    - Foreign Securities Risks; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           The Balanced Fund is co-managed by Anthony R. Gray (equity portion), and L. Earl Denney, CFA, (fixed income portion). Mr. Gray, Chairman and Chief Executive Officer of STI Capital Management, N.A., since 1979, has more than 30 years of investment experience. Mr. Denney, Senior Vice President, since 1983, STI Capital Management, N.A., has more than 17 years of experience. Prior to joining STI Capital Management, N.A., Mr. Denney served as a fixed income portfolio manager with American National Bank.

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the BALANCED FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                       NONE

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                        .83%
  Other Expenses                                                                                       .14%
  Total Fund Operating Expenses After Fee Waivers(2)                                                   .97%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .95%.

(2) ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.09%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                             1 YEAR    3 YEARS   5 YEARS                  10 YEARS
-----------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $10        $31       $54       $                             119

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  11

FINANCIAL AND PERFORMANCE HIGHLIGHTS

    The table that follows presents information about the investment results of the Trust Shares of the BALANCED FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
--------------
BALANCED FUND
--------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                                    REALIZED AND
                           NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
                             VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET
                           BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END       TOTAL
                           OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD       RETURN
                           ---------   ----------   ------------   -------------   -------------   ----------   ------------
1997                        $11.55       $0.33         $1.47          $(0.32)         $(1.09)        $11.94        16.66%
1996                         10.26        0.33          1.41           (0.34)          (0.11)         11.55        17.26%
1995                          9.76        0.33          0.49           (0.32)         --              10.26         8.72%
1994(1)                      10.00        0.11         (0.29)          (0.06)         --               9.76        (1.78)%+

                                                                                       RATIO OF NET
                                                        RATIO OF       RATIO OF         INVESTMENT
                                                          NET         EXPENSES TO      INCOME (LOSS)
                                                       INVESTMENT     AVERAGE NET     TO AVERAGE NET
                               NET         RATIO OF      INCOME         ASSETS            ASSETS
                            ASSETS END     EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO  AVERAGE
                            OF PERIOD     TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER   COMMISSION

                              (000)       NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(2)     RATE**
                           ------------   ----------   ----------   ---------------   ---------------   --------   --------
1997                         $  151,358     0.95%        2.89%          1.08%             2.76%             197%   $0.0608
1996                            111,638     0.95%        3.00%          1.09%             2.86%             155%     --
1995                             89,051     0.95%        3.44%          1.11%             3.28%             157%     --
1994(1)                          90,579     0.95%*       2.76%*         1.25%*            2.46%*            106%     --

 * ANNUALIZED.

** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

+ CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1) COMMENCED OPERATIONS ON JANUARY 3, 1994.

(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER. THE PORTFOLIO TURNOVER RATE WAS 135% FOR THE EQUITY PORTION OF THE FUND AND 286% FOR THE FIXED INCOME PORTION OF THE FUND.

SUNBELT EQUITY FUND
FUND OBJECTIVE

[LOGO]
           The Sunbelt Equity Fund seeks to provide capital appreciation by investing substantially all, and under normal market conditions at least 65%, of its assets in common stocks, preferred stocks, warrants, and securities convertible into common stock of U.S. companies headquartered and/or conducting a substantial portion of their operations in the southern region of the U.S. Current income will not be an important criterion of investment selection and any such income should be considered incidental.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in a diversified portfolio of equity securities of

U.S. companies headquartered and/or conducting a substantial portion of their operations in the southern region of the U.S. Stocks chosen for the Fund are primarily of U.S. companies

12  PROSPECTUS

headquartered and/or operating in the following U.S. states:

    - Texas

    - Arkansas

    - Alabama

    - Mississippi

    - Tennessee

    - Kentucky

    - Florida

    - Virginia

    - Georgia

    - North Carolina

    - South Carolina

    - Louisiana

    The Fund may invest in high yield securities, futures and options. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

RISK CONSIDERATIONS

[LOGO]
         The Sunbelt Equity Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Credit Risk;

    - Geographic Risk;

    - Hedging Risks; and

    - High-Yield Security Risks.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Mr. James Foster has managed the Sunbelt Equity Fund since it began operating. He has served as Vice President of Trusco Capital Management, Inc. since 1989, and has more than 27 years of investment experience.

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the SUNBELT EQUITY FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                       NONE
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                       1.04%
  Other Expenses                                                                                       .13%
  Total Fund Operating Expenses After Fee Waivers(2)                                                  1.17%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.15%.

(2) ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.28%.THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

                                                                                    10
EXAMPLE                                             1 YEAR    3 YEARS   5 YEARS    YEARS
-----------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $12        $37       $64       $142

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  13

FINANCIAL AND PERFORMANCE HIGHLIGHTS

    The table that follows presents information about the investment results of the Trust Shares of the SUNBELT EQUITY FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
--------------------
SUNBELT EQUITY FUND
--------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                          REALIZED AND
                 NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
                   VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET                    NET ASSETS
                 BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END                      END OF
                 OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN   PERIOD (000)
                 ---------   ----------   ------------   -------------   -------------   ----------   ------------   ------------
1997              $14.11       $(0.09)       $ 0.25         $--             $(0.99)        $  13.28       1.48%         $ 381,371
1996               10.03       (0.04)          4.32         --               (0.20)           14.11      43.19%           412,430
1995                9.70       (0.01)          0.38         --               (0.04)           10.03       3.81%           258,908
1994(1)            10.00       --             (0.30)        --              --                 9.70      (2.99)%+         128,280

                                                              RATIO OF NET
                               RATIO OF       RATIO OF         INVESTMENT
                                 NET         EXPENSES TO      INCOME (LOSS)
                              INVESTMENT     AVERAGE NET     TO AVERAGE NET
                  RATIO OF      INCOME         ASSETS            ASSETS
                  EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO    AVERAGE
                 TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER    COMMISSION
                 NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(2)       RATE**
                 ----------   ----------   ---------------   ---------------   --------   ------------
1997               1.15%       (0.65)%         1.26%            (0.76)%           72%      $   0.0674
1996               1.15%       (0.34)%         1.28%            (0.47)%          106%          --
1995               1.15%       (0.12)%         1.30%            (0.27)%           80%          --
1994(1)            1.15%*      (0.19)%*        1.58%*           (0.62)%*          21%          --

 * ANNUALIZED.

** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

 + CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

 (1) COMMENCED OPERATIONS ON JANUARY 3, 1994.

 (2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

INTERNATIONAL EQUITY INDEX FUND
FUND OBJECTIVE

[LOGO]
           The International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities included in the Gross Domestic Product Weighted Morgan Stanley Capital International Europe, Australasia and Far East Index (the MSCI EAFE-GDP Index or EAFE-GDP Index).(1)
----------
(1)"MSCI EAFE-GDP Index" is a registered service mark of Morgan Stanley Capital International which does not sponsor, and is in no way affiliated with, the International Equity Index Fund.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in equity securities of companies headquartered, or based in, the approximately twenty foreign countries included in the EAFE-GDP Index.

    While the Fund is structured to have overall investment characteristics similar to those of the EAFE-GDP Index, it selects a representative sample of securities in each country using a computerized statistically-based optimization process.

    The Fund expects that there will be a close correlation between it's performance and that of the EAFE-GDP Index. However, the Fund's ability to track the EAFE-GDP Index may be affected by, among other things, transaction costs, changes in

   14  PROSPECTUS

either the composition of the Index or number of shares outstanding for the component companies of the EAFE-GDP Index, and the timing and amount of purchases and redemptions.

    The Fund may invest in securities of foreign issuers, futures, options, and forward foreign currency contracts. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

RISK CONSIDERATIONS

[LOGO]
         The International Equity Index Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Hedging Risks;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the INTERNATIONAL EQUITY INDEX FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                       NONE
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                        .80%
  Other Expenses                                                                                       .27%
  Total Fund Operating Expenses After Fee Waivers(2)                                                  1.07%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .90%.

(2) ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.17%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

                                                                                    10
EXAMPLE                                             1 YEAR    3 YEARS   5 YEARS    YEARS
-----------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $11        $34       $59       $131

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  15

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Trust Shares of the INTERNATIONAL EQUITY INDEX FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report accompanies the Statement of Additional Information.The annual report for the Fund, which contains more information about performance, is available to Shareholders at no charge by calling 1-800-874-4770.
--------------------------------
INTERNATIONAL EQUITY INDEX FUND
--------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                          REALIZED AND
                 NET ASSET      NET        UNREALIZED    DISTRIBUTIONS                                                   NET
                   VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET                    ASSETS END
                 BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END                    OF PERIOD
                 OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD    TOTAL RETURN      (000)
                 ---------   ----------   ------------   -------------   -------------   ----------   ------------   ------------
1997              $10.96       $0.10         $0.69          $(0.11)         $(0.30)        $  11.34      7.48%         $   53,516
1996               10.24        0.10          0.84           (0.13)          (0.09)           10.96      9.29%             90,980
1995(1)            10.00        0.08          0.19           (0.02)          (0.01)           10.24      2.69%+            89,446

                                                              RATIO OF NET
                               RATIO OF       RATIO OF         INVESTMENT
                                 NET         EXPENSES TO      INCOME (LOSS)
                              INVESTMENT     AVERAGE NET     TO AVERAGE NET
                  RATIO OF      INCOME         ASSETS            ASSETS
                  EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO  AVERAGE
                 TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER   COMMISSION
                 NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)     RATE      RATE**
                 ----------   ----------   ---------------   ---------------   --------   --------
1997               1.05%        0.71%          1.15%             0.61%              2%    $0.0244
1996               1.05%        0.84%          1.19%             0.70%             30%      --
1995(1)            1.05%*       1.13%*         1.31%*            0.87%*            10%      --

 * ANNUALIZED.

** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

 + CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

 (1) COMMENCED OPERATIONS ON JUNE 6, 1994.

INTERNATIONAL EQUITY FUND
OBJECTIVE

[LOGO]
           The International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests primarily in equity securities of foreign issuers.

    The Fund will invest in the securities of foreign issuers of at least three different countries outside the United States. A foreign issuer:

    - is a company organized under the laws of a specific country;

    - principally trades its securities in a market or on an exchange in a specific foreign country; or

    - derives a significant proportion (at least 50 percent) of its revenues or profits from goods produced or sold, investments made, or services performed in a specific country, or which has at least 50 percent of its assets situated in that country.

    The Fund will invest primarily in developed countries (for example, Japan, Canada, and the United Kingdom). The Fund may also invest in securities of issuers whose principal activities are in countries with emerging markets. The Fund defines an emerging market country as any country whose economy and market are considered to be emerging or developing by the World Bank or United Nations.

16  PROSPECTUS

    The Fund may invest in options, futures, forward foreign currency contracts, and high yield securities. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

RISK CONSIDERATIONS

[LOGO]
         The International Equity Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Credit Risk;

    - Event Risk;

    - Hedging Risks;

    - High-Yield Security Risks;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Mr. Ned Dau, Vice President of STI Capital Management, N.A., has managed the International Equity Fund since May, 1997. Prior to joining STI, he was a senior international equity analyst for American Express Financial Advisors from 1996 to 1997, and the Principal Financial Group from 1992 to 1995.

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the INTERNATIONAL EQUITY FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                       NONE

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                       1.20%
  Other Expenses                                                                                       .28%
  Total Fund Operating Expenses After Fee Waivers(2)                                                  1.48%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.25%.

(2) ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.53%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

                                                                                    10
EXAMPLE                                             1 YEAR    3 YEARS   5 YEARS    YEARS
-----------------------------------------------------------------------------------------

You would pay the following expenses on a $1,000
investment, assuming
(1) a 5% annual return; and
(2) redemption at the end of each time period.       $15        $47       $81       $177

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  17

FINANCIAL AND PERFORMANCE HIGHLIGHTS

    The table that follows presents information about the investment results of the Trust Shares of the INTERNATIONAL EQUITY FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4700.
--------------------------
INTERNATIONAL EQUITY FUND
--------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                          REALIZED AND
                 NET ASSET      NET        UNREALIZED    DISTRIBUTIONS
                   VALUE     INVESTMENT    NET GAINS       FROM NET      DISTRIBUTIONS   NET ASSET                    NET ASSETS
                 BEGINNING     INCOME     (LOSSES) ON     INVESTMENT     FROM REALIZED   VALUE END       TOTAL          END OF
                 OF PERIOD     (LOSS)     INVESTMENTS       INCOME       CAPITAL GAINS   OF PERIOD       RETURN      PERIOD (000)
                 ---------   ----------   ------------   -------------   -------------   ----------   ------------   ------------
1997              $11.40       $0.03         $2.57          $(0.02)         $(0.35)        $13.63        23.29%        $489,325
1996(1)            10.00        0.05          1.35          --              --              11.40       14.00%+         213,306

                                                              RATIO OF NET
                               RATIO OF       RATIO OF         INVESTMENT
                                 NET         EXPENSES TO      INCOME (LOSS)
                              INVESTMENT     AVERAGE NET     TO AVERAGE NET
                  RATIO OF      INCOME         ASSETS            ASSETS
                  EXPENSES    (LOSS) TO      (EXCLUDING        (EXCLUDING      PORTFOLIO  AVERAGE
                 TO AVERAGE    AVERAGE       WAIVERS AND       WAIVERS AND     TURNOVER   COMMISSION
                 NET ASSETS   NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)   RATE(2)     RATE**
                 ----------   ----------   ---------------   ---------------   --------   --------
1997               1.46%        0.51%          1.51%             0.46%             139%   $0.0313
1996(1)            1.46%*       1.36%*         1.65%*            1.17%*            113%     --

 * ANNUALIZED.

** AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

+  CUMULATIVE SINCE COMMENCEMENT OF OPERATIONS.

(1)  COMMENCED OPERATIONS ON DECEMBER 1, 1995.

(2) A PORTFOLIO TURNOVER RATE OF 100% OR MORE, IF CONTINUED, WILL LIKELY RESULT IN HIGHER BROKERAGE COMMISSIONS, HIGHER LEVELS OF REALIZED CAPITAL GAINS AND ADDITIONAL TAXES THAN IF THE TURNOVER RATE WAS LOWER.

EMERGING MARKETS EQUITY FUND
OBJECTIVE

    The Emerging Markets Equity Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of companies located in emerging markets that appear undervalued relative to their global peers.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund primarily invests in equity securities of foreign issuers located in emerging market countries. The Fund defines an emerging market country as a country whose economy and market are considered to be emerging or developing by the World Bank or the United Nations.

    The Fund may invest in high yield securities, mortgage-backed securities, futures, and forward foreign currency contracts. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

RISK CONSIDERATIONS

[LOGO]
         The Emerging Markets Equity Fund is subject to the following types of risk:

    - Fund Risk;

    - Market Risk;

    - Credit Risk;

    - Event Risk;

    - Prepayment Risk;

   18  PROSPECTUS

    - Hedging Risks;

    - High Yield Security Risks;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

FUND MANAGEMENT

[LOGO]
           Mr. Ned Dau, Vice President of STI Capital Management, N.A., has managed the Emerging Markets Equity Fund since May, 1997. Prior to joining STI, he was a senior international equity analyst for American Express Financial Advisors from 1996 to 1997, and the Principal Financial Group from 1992 to 1995.

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Trust Shares of the EMERGING MARKETS EQUITY FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                       NONE

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                        .81%
  Other Expenses After Fee Waivers(2)                                                                  .76%
  Total Fund Operating Expenses After Fee Waivers(3)                                                  1.57%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE 1.30%.

(2) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

(3) ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 2.06%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                             1 YEAR    3 YEARS
---------------------------------------------------------------------

You would pay the following expenses on a $1,000
  investment, assuming
  (1) a 5% annual return; and
  (2) redemption at the end of each time period.     $16        $50

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                          PROSPECTUS  19

FINANCIAL AND PERFORMANCE HIGHLIGHTS

    The table that follows presents information about the investment results of the Trust Shares of the EMERGING MARKETS EQUITY FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4700.
-------------------------------
EMERGING MARKETS EQUITY FUND
-------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                          NET REALIZED
                 NET ASSET      NET           AND        DISTRIBUTIONS                                                RATIO OF
                   VALUE     INVESTMENT    UNREALIZED      FROM NET        NET ASSET                   NET ASSETS     EXPENSES
                 BEGINNING     INCOME       GAINS ON      INVESTMENT     VALUE END OF      TOTAL         END OF      TO AVERAGE
                 OF PERIOD     (LOSS)     INVESTMENTS       INCOME          PERIOD         RETURN     PERIOD (000)   NET ASSETS
                 ---------   ----------   ------------   -------------   -------------   ----------   ------------   ----------
1997(1)           $10.00       $0.04         $0.75          $ 0.00          $10.79            7.90%*    $ 39,495       1.55%**

                                 RATIO OF     RATIO OF NET
                                 EXPENSES      INVESTMENT
                                TO AVERAGE      INCOME TO
                 RATIO OF NET   NET ASSETS     AVERAGE NET
                  INVESTMENT    (EXCLUDING       ASSETS
                  INCOME TO      WAIVERS       (EXCLUDING         PORTFOLIO      AVERAGE
                 AVERAGE NET       AND         WAIVERS AND        TURNOVER       COMMISSION
                    ASSETS      CONTRIBUTIONS) CONTRIBUTIONS)       RATE         RATE ***
                 ------------   ----------   ---------------   ---------------   --------
1997(1)             1.37%**       2.04%**        0.88%**             24%         $0.0019

 * RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

 ** ANNUALIZED.

*** AVERAGE COMMISSION RATE PAID PER SHARE FOR THE SECURITY PURCHASES AND SALES
    DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED ONLY FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

 (1) COMMENCED OPERATIONS ON JANUARY 31, 1997.

    THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

    THE INVESTMENT OBJECTIVE OF EACH FUND IS NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

20  PROSPECTUS

RISK CONSIDERATIONS

                             TYPE OF RISK                               FUNDS SUBJECT TO RISK
------------------------------------------------------------------------------------------------


FUND RISK -- The possibility that a Fund's performance during a         All Funds
specific period may not meet, or exceed that of the market as a whole.

MARKET RISK -- The possibility that stock prices in general will        All Funds
decline over short, or even extended, periods of time. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

SMALL ISSUER RISK -- Small and medium capitalization companies may be   Value Income Stock Fund
more vulnerable than larger, more established organizations to adverse  Small Cap Equity Fund business or economic developments. In particular, small capitalization  Mid-Cap Equity Fund companies may have limited product lines, markets and financial resources and may be dependent upon a relatively small management group. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

INTEREST RATE RISK -- The potential for a decline in the price of       Balanced Fund
fixed-income securities due to rising interest rates. This risk will be greater for long-term securities than for short-term securities.

CREDIT RISK -- The possibility that an issuer will be unable to make    Capital Growth Fund
timely payments of either principal or interest.                        Value Income Stock Fund
                                                                        Mid-Cap Equity Fund
                                                                        Balanced Fund
                                                                        Sunbelt Equity Fund
                                                                        International Equity
                                                                        Fund
                                                                        Emerging Markets
                                                                        Equity Fund

CALL RISK -- The possibility that securities with high interest rates   Balanced Fund
will be prepaid (or "called") by the issuer, prior to maturity, during periods of falling interest rates. This would require a Fund to invest the resulting proceeds elsewhere, at generally lower interest rates.

                                                          PROSPECTUS  21

                             TYPE OF RISK                               FUNDS SUBJECT TO RISK
------------------------------------------------------------------------------------------------

EVENT RISK -- The possibility that corporate debt securities may        Capital Growth Fund
suffer substantial declines in credit quality and market value due to   Value Income Stock Fund
corporate restructurings. While event risk may be high for certain      Mid-Cap Equity Fund
corporate securities held by a Fund, event risk overall should be low   Balanced Fund
because of the Fund's diversified holdings.                             International Equity
                                                                        Fund
                                                                        Emerging Markets
                                                                        Equity Fund

GEOGRAPHIC RISK -- The risk that a Fund's concentration of investments  Sunbelt Equity Fund in securities of issuers located in a single state or geographic region subject a Fund to economic conditions and government policies of that state or region that could adversely affect the value of a
Fund.

PREPAYMENT RISK -- The risk that mortgage-backed and asset-backed       Balanced Fund
securities may be retired substantially earlier than their stated       Emerging Markets
maturities or final distribution dates, resulting in a loss of all, or  Equity Fund part, of any premium paid.

HEDGING RISKS -- Hedging is a strategy designed to offset investment    All Funds (except
risks. Hedging activities include, among other things, the use of       Capital
options and futures. There are risks associated with hedging            Growth Fund)
activities, including:
- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities,
  fluctuations in markets, and movements in interest rates;
- There may be an imperfect or no correlation, between the changes in market value of the securities held by a Fund and the prices of futures and options on futures;
- There may not be a liquid secondary market for a futures contract or option;
- Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

22  PROSPECTUS

                             TYPE OF RISK                               FUNDS SUBJECT TO RISK
------------------------------------------------------------------------------------------------

HIGH-YIELD SECURITY RISKS -- There are risks associated with investing  Capital Growth Fund
in high-yield securities, including:                                    Value Income Stock Fund
- High-yield, lower rated bonds ("junk bonds") involve greater risk of  Mid-Cap Equity Fund
  default or price declines than investments in investment grade        Sunbelt Equity Fund
  securities (e.g., securities rated BBB or higher by S&P or Baa or     International Equity
  higher by Moody's) due to changes in the issuer's creditworthiness.   Fund
- The market for high risk, high-yield securities may be thinner and    Emerging Markets
  less active, causing market price volatility and limited liquidity    Equity Fund
  in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market value either to meet redemption requests or in response to changes in the economy or the financial markets.
- Market prices for high risk, high-yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high-yield securities may move independently of interest rates and the overall bond market.
- The market for high risk, high-yield securities may be adversely affected by legislative and regulatory developments.

FOREIGN SECURITY RISKS -- There are risks associated with               All Funds (except
international investing, including:                                     Sunbelt Equity Fund)
    CURRENCY RISK -- The possibility that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities or the U.S. dollar amount of income or gain received on such securities.
    VOLATILITY -- Investments in foreign stock markets can be more volatile than investments in U.S. markets. Diplomatic, political, or economic developments could affect investments in foreign countries.
    EXPENSE CONSIDERATIONS -- Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S.
    exchanges. Expenses for custodial arrangements of foreign
    securities may be somewhat greater than typical expenses for custodial arrangements for handling U.S. securities of equal value.
    FOREIGN TAXES -- Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the
    non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the portfolio.

                                                          PROSPECTUS  23

                             TYPE OF RISK                               FUNDS SUBJECT TO RISK
------------------------------------------------------------------------------------------------

    REGULATORY ENVIRONMENT -- Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. Foreign branches of U.S. banks, foreign banks, and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S., domestic issuers. There is generally less government regulation of securities exchanges, brokers, and listed companies abroad than in the U.S.

CURRENCY RISK -- The possibility that changes in foreign exchange       All Funds (except
rates will affect, favorably or unfavorably, the value of foreign       Sunbelt Equity Fund)
securities or the U.S. dollar amount of income or gain received on such securities.

PERFORMANCE INFORMATION FOR PREDECESSOR COLLECTIVE FUNDS

    The International Equity, Value Income Stock, Small Cap Equity, Sunbelt Equity Fund, and Emerging Markets Funds are each the successor to collective investment funds. The collective investment funds were previously managed by STI Capital Management, Inc. and Trusco Capital Management, Inc. Substantially all of the assets of those collective investment funds were transferred to the Funds when each Fund started operating. Total return, a type of performance calculation, for the predecessor collective investment funds, is presented below. You may find this performance information helpful because the collective investment funds were managed using the same investment objectives, policies, and restrictions as those used by each of the Funds. The performance information relates to a period of time before the effective date of each Fund's registration.

    The total return of a fund refers to the average compounded rate of return on a hypothetical investment. When we compute total return, we assume that your entire investment is redeemed at the end of each period and that you reinvest all income dividends and capital gains distributions.

    Please keep in mind that performance information, such as total return, is not necessarily indicative of the future performance of a Fund. Also, keep in mind that the performance of the collective investment funds does not represent the historical performance of any Fund. The predecessor collective investment funds were not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these had been imposed, a collective investment funds performance would have been adversely affected. The predecessor collective investment funds did not incur expenses that correspond to the advisory, administrative, and other fees to which each Fund is now subject. Accordingly, the following performance information has been adjusted by applying the total expense ratios for the corresponding Fund, as disclosed in the Prospectus at the time the Fund started operating. This adjustment reduced the actual performance of the collective investment funds.

24  PROSPECTUS

    The average annual total returns (adjusted to reflect Fund expenses, before voluntary waivers and reimbursements) for the following periods:

                                  ONE             THREE            FIVE              TEN              SINCE
                                 YEAR             YEARS            YEARS            YEARS           INCEPTION
------------------------------------------------------------------------------------------------------------------
International Equity              N/A              N/A              N/A              N/A              33.16%
  Collective Fund                                                                               (2/2/95-11/30/95)
Value Income Stock              15.87%           18.70%             N/A              N/A              16.31%
  Collective Fund               (ending          (ending                                        (10/31/89-1/31/93)
                               1/31/93)         1/31/93)
Sunbelt Equity                  22.70%           29.73%           21.29%           16.14%             16.94%
  Collective Fund               (ending          (ending          (ending          (ending      (12/1/80-12/31/93)
                               12/31/93)        12/31/93)        12/31/93)        12/31/93)
Small Cap Equity                36.43%             N/A              N/A              N/A              27.97%
  Collective Fund               (ending                                                         (8/31/94-1/31/97)
                               1/31/97)
Emerging Markets Equity           N/A              N/A              N/A              N/A              22.25%
  Collective Fund                                                                               (3/29/96-1/31/97)

FUND PERFORMANCE

The average annual total returns for the Funds (net of voluntary waivers and reimbursements) for the following periods ended May 31, 1997:

                                  ONE             THREE             SINCE
                                 YEAR             YEARS           INCEPTION
--------------------------------------------------------------------------------
International Equity Fund*      23.29%             N/A              25.50%
Value Income Stock Fund*        22.18%           23.00%             18.87%
Sunbelt Equity Fund*             1.48%           14.69%             11.83%
Small Cap Equity Fund*            N/A              N/A              37.24%
Emerging Markets Equity           N/A              N/A              26.02%
  Fund*

----------
 * COMMENCED FUND OPERATIONS ON DECEMBER 1, 1995; FEBRUARY 12, 1993; JANUARY 3, 1994; JANUARY 31, 1997; AND JANUARY 31, 1997, RESPECTIVELY.

    The performance of Trust Shares will normally be higher than Investor Shares or Flex Shares because Trust Shares are not subject to the service fees and other expenses charged to Investor Shares and Flex Shares.

                                                          PROSPECTUS  25

PURCHASING FUND SHARES
WHO MAY BUY TRUST SHARES OF THE FUNDS

    Individuals generally may not purchase Trust Shares directly. Instead, Trust Shares are sold to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), on behalf of accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, you, as a customer of a financial institution, may own Trust Shares through accounts maintained with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name
of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote the Trust Shares.

HOW TO BUY FUND SHARES

    Trust Shares are offered continuously, and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day). Your price per share (the offering price) will be the net asset value per share (NAV) next determined after your purchase order is received by the Transfer Agent. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. The NAV is calculated once each Business Day at the close of the New York Stock Exchange (4:00 p.m. Eastern time). So, to receive the current Business Day's NAV, purchase orders must be received before 4:00 p.m. Eastern time.

    Trust Shares are sold without a sales charge. Certain financial institutions may, however, charge fees for services provided in connection with the purchase of Trust Shares. Financial institutions also may impose an earlier time for a purchase order to be effective on the same day. This allows the financial institution time to process your order and transmit it to the Transfer Agent. For more information about how to purchase shares, you should contact your financial institution directly.

    The Trust reserves the right to reject any purchase order when the Distributor determines that accepting the order would not be in the best interests of the Trust and/or Shareholders.

REDEEMING FUND SHARES
HOW TO SELL YOUR SHARES

    Redemption requests should be sent to the Transfer Agent by your financial institution. Your financial institution will provide you with information about how to request redemption of Trust Shares held in your account. Redemption requests must be received by the Transfer Agent by 4:00 p.m. Eastern time to get that day's NAV. Requests received after these times will normally be executed the next Business Day. You may have to transmit your redemption request to your financial institution at an earlier time for your redemption to be effective that day. For more information about how to redeem your shares, you should contact your financial institution directly. The Trust reserves

26  PROSPECTUS

the right to wire redemption proceeds within five Business Days of the Transfer Agent receiving the redemption request if, in the judgment of the Advisor, an earlier payment could adversely impact a Fund.

REDEMPTIONS IN KIND

    The Trust intends to pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders in the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities that have a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you.

TRANSACTIONS OVER THE TELEPHONE

    Telephone redemption and exchange transactions are extremely convenient, but not without risk. To try to keep your telephone transactions as safe, secure, and risk free as possible, the Trust has developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. As a result, neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost, or expense for following telephone or wire instructions they reasonably believed to be genuine. If you choose to make telephone transactions, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

    Income dividends are declared and paid quarterly by each of the Funds, except the International Equity Index Fund, International Equity Fund, and Emerging Markets Equity Fund. These Funds declare and pay income dividends annually. If you own Fund shares on the record date, you will be entitled to receive dividends. The Funds make distributions of capital gains at least annually.

    You will receive dividends and distributions in the form of additional Fund shares unless you have elected to receive payment in cash. To elect cash payment, you must notify the Transfer Agent in writing prior to the date of distribution. Your election will become effective for dividends paid after the Transfer Agent receives your written notice. To cancel your election, simply send written notice to the Transfer Agent.

TAX INFORMATION

    The following is a summary of some important tax issues that affect the Funds and their Shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. We have not tried to present a detailed explanation of the tax treatment of the Funds or their Shareholders. More information about taxes is in the SAI. WE URGE YOU TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE, AND LOCAL INCOME TAXES.

                                                          PROSPECTUS  27

TAX STATUS OF EACH FUND

    Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no Federal income tax on the earnings it distributes to Shareholders.

TAX STATUS OF DISTRIBUTIONS

    Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

    Corporate Shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a Fund from U.S. corporations.

    Capital gains dividends will be treated as gain from the sale or exchange of a capital asset held for more than 1 year.

    Distributions paid in January but declared as dividends by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

    EACH SALE, EXCHANGE OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU.

TAX MANAGEMENT

    The Funds use a tax management technique known as "highest in, first out." Through this technique, a Fund's portfolio holdings which have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

FOREIGN TAX CONSIDERATIONS

    Shareholders of the International Equity Index, International Equity, and Emerging Markets Equity Funds may be entitled to a foreign tax deduction or credit.

STATE TAX CONSIDERATIONS

    A Fund is not liable for any income or franchise tax in Massachusetts as long as it qualifies as a regulated investment company for Federal income tax purposes.

    Distributions by the Funds to you may be subject to state and local taxation. You should verify your tax liability with your tax advisor.

28  PROSPECTUS

STI CLASSIC FUNDS INFORMATION
THE TRUST

    The Trust is organized as a Massachusetts business trust. The Trust is permitted to offer separate portfolios of shares and different classes of each Fund. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

BOARD OF TRUSTEES

    The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services.

GENERAL INFORMATION
VOTING RIGHTS

    Shareholders of record receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending on the nature of your account, have certain voting rights.

    As a Massachusetts business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.

REPORTING

    Shareholders of record will receive the Trust's unaudited financial information and audited financial statements, proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending on the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

    You may contact your financial institution's representative to obtain information on account statements, procedures, and other related information.

INVESTMENT ADVISORS

    The Advisors make investment decisions for the assets of the Funds and continuously review, supervise, and administer their Fund's respective investment program. The Trustees of the Trust supervise the Advisors and establish policies that the Advisors must follow in their day-to-day management activities.

                                                          PROSPECTUS  29

    STI Capital Management, N.A. (STI Capital) serves as the Advisor to the Capital Growth, Value Income, Small Cap Equity, Mid-Cap Equity, Balanced, International Equity, and Emerging Markets Funds. As of May 31, 1997, STI Capital had approximately $12.4 billion in assets under management. The principal business address of STI Capital is P.O. Box 3808, Orlando, Florida 32802. For the fiscal year ended May 31, 1997, STI Capital received advisory fees computed daily and paid monthly at the annual rate included in each Fund's ANNUAL FUND OPERATING EXPENSE summary.

    Trusco Capital Management, Inc. (Trusco) serves as the Advisor to the Sunbelt Equity Fund. As of May 31, 1997, Trusco had approximately $17.4 billion in assets under management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. For the fiscal year ended May 31, 1997, Trusco received advisory fees computed daily and paid monthly at the annual rate included in each Fund's ANNUAL FUND OPERATING EXPENSES summary.

    STI Capital and Trusco serve as joint advisors to the International Equity Index Fund.

    The Advisors are indirect wholly-owned subsidiaries of SunTrust Banks, Inc. (SunTrust). SunTrust is a southeastern regional bank holding company with assets of $52.5 billion, as of December 31, 1996. SunTrust is one of the 20 largest banking companies in the U.S. Its three principal subsidiaries, SunTrust Banks of Florida, Inc., SunTrust Banks of Georgia, Inc. and SunTrust Banks of Tennessee, Inc., provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the tri-state area. SunTrust Banks, Inc. has discretionary assets under management of approximately $53.4 billion, as of December 31, 1996.

    The Advisors may use their affiliates as brokers for the Funds' portfolio transactions.

DISTRIBUTION

    SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI Investments Company, serves as each Fund's distributor under a Distribution Agreement. The Distributor receives no compensation for distribution services rendered to the Trust Shares of each Fund.

    Each Fund may use the Distributor as its broker for portfolio transactions. The Distributor receives compensation from the Funds for its brokerage services.

    Flex and Investor Shares are offered primarily to individual investors, and are described in a separate prospectus. Flex Shares are offered subject to a contingent deferred sales charge. Investor Shares are offered subject to a front-end sales charge. You may call 1-800-874-4770 to receive more information about Investor Shares or Flex Shares. It is possible that a financial institution may offer different classes of shares to its customers. As a result, the financial institution may receive different compensation with respect to different classes of shares.

30  PROSPECTUS

ADMINISTRATION

    SEI Fund Resources acts as the Trust's Administrator. For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate as follows:

AVERAGE AGGREGATE NET ASSETS                                                                       FEE
---------------------------------------------------------------------------------------------------------
$1 - $1 billion                                                                                   0.12%
over $1 billion to $5 billion                                                                     0.09%
over $5 billion to $8 billion                                                                     0.07%
over $8 billion to $10 billion                                                                    0.065%
over $10 billion                                                                                  0.06%

    The Administrator may voluntarily waive all or a portion of its fees to limit Total Fund Operating Expenses.

                                                          PROSPECTUS  31

FUND INVESTMENTS

% = Maximum percentage permissible. All percentages shown are of total assets, except for illiquid securities, which are shown as a percentage of net assets.

X = No policy limitation; Fund may be using currently.

* = Permitted, but not typically used.

-- = Not permitted.

                                 CAPITAL     VALUE    SMALL CAP   MID-CAP               SUNBELT   INTERNATIONAL   INTERNATIONAL
                                 GROWTH     INCOME     EQUITY     EQUITY    BALANCED    EQUITY    EQUITY INDEX       EQUITY
SECURITY OR PRACTICE              FUND       FUND       FUND       FUND       FUND       FUND         FUND            FUND
-------------------------------------------------------------------------------------------------------------------------------
TRADITIONAL INVESTMENTS
    ADRs                           35%        35%       X(6)        35%        75%        --          X(3)            X(3)
    Bank Obligations               --         --         --         --         60%        --           35%             35%
    Convertible Securities          X         35%         X          X         70%       X(2)           X               X
    Corporate Debt Obligations   35%(2)     20%(2)       --       20%(2)    60%(5,7)      --           --            35%(2)
    Equity Securities               X          X          X          X         70%         X            X               X
    Investment Company Shares      10%        10%        10%        10%        10%        10%          10%             10%
    Mortgage-Backed Securities     --          *          *          *       60%(1)       --           --               *
    Pay-In-Kind Securities         35%        --         --         --         75%        --           --              --
    Repurchase Agreements          35%        35%         *         20%        75%        35%          35%              *
    Restricted Securities          15%        15%        15%        15%        15%        15%          15%             15%
    Securities of Foreign           *          *          X       35%(2)       60%        --            X               X
     Issuers
    Supranational Agency           --         --          X       20%(2)       60%        --           --              --
     Obligations
    U.S. Treasury and              --         20%        --         --         60%        --           --              35%
     Government Agency
     Obligations
    Zero Coupon Obligations        --         --         --         --         60%        --           --              --

INVESTMENT PRACTICES
    Borrowing                    33 1/3%    33 1/3%    33 1/3%    33 1/3%    33 1/3%    33 1/3%      33 1/3%         33 1/3%
    Illiquid Securities            15%        15%        15%        15%        15%        15%          15%             15%
    Securities Lending           33 1/3%    33 1/3%    33 1/3%    33 1/3%    33 1/3%    33 1/3%      33 1/3%         33 1/3%
    Standby Commitments             X          X          X          X          X          X            X               X
    When Issued Securities       33 1/3%    33 1/3%    33 1/3%    33 1/3%    33 1/3%    33 1/3%      33 1/3%         33 1/3%

LEVERAGING AND HEDGING TOOLS
    Forward Foreign Currency       --         --         --         --         --         --            X               X
     Contracts
    Futures and Options on         --         20%        --         --         75%        20%          20%             35%
     Futures
    Options                        --         20%        35%        --         75%        35%         X(4)            X(4)
    Swaps, Caps, Floors, and       --         --         --         --         75%        --           --              --
     Collars
    Variable and Floating Rate     --          *         --          X          X         --           --              --
     Instruments

                                  EMERGING
                                   MARKETS
                                   EQUITY
SECURITY OR PRACTICE                FUND
------------------------------
TRADITIONAL INVESTMENTS
    ADRs                              X
    Bank Obligations                 35%
    Convertible Securities            X
    Corporate Debt Obligations     35%(2)
    Equity Securities                 X
    Investment Company Shares        10%
    Mortgage-Backed Securities       35%
    Pay-In-Kind Securities           --
    Repurchase Agreements            --
    Restricted Securities            15%
    Securities of Foreign             X
     Issuers
    Supranational Agency              X
     Obligations
    U.S. Treasury and                35%
     Government Agency
     Obligations
    Zero Coupon Obligations          --
INVESTMENT PRACTICES
    Borrowing                      33 1/3%
    Illiquid Securities              15%
    Securities Lending             33 1/3%
    Standby Commitments
    When Issued Securities         33 1/3%
LEVERAGING AND HEDGING TOOLS
    Forward Foreign Currency          X
     Contracts
    Futures and Options on            X
     Futures
    Options                         X(4)
    Swaps, Caps, Floors, and
     Collars
    Variable and Floating Rate
     Instruments

(1) INCLUDING UP TO 25% PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES. THE BALANCED FUND MAY ALSO PURCHASE ASSET-BACKED SECURITIES.
(2) MAY INVEST UP TO 10% OF ITS ASSETS IN HIGH YIELD SECURITIES. EMERGING MARKETS EQUITY FUND MAY INVEST UP TO 20% IN SUCH SECURITIES.
(3) MAY ALSO INVEST IN EDRS.
(4) INCLUDES OPTIONS ON CURRENCIES.
(5) UP TO 25% OF ITS ASSETS MAY BE INVESTED IN SECURITIES AND RATED BBB OR Baa, OR THEIR UNRATED EQUIVALENTS.
(6) MAY INVEST UP TO 20% IN UNSPONSORED ADRS.
(7) WILL INVEST AT LEAST 25% IN SENIOR FIXED-INCOME SECURITIES.

    Under normal market conditions, the Funds will follow the practices and policies outlined above. However, for temporary defensive purposes during periods when its Adviser determines that market conditions warrant, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The SMALL CAP EQUITY FUND also may invest in senior fixed income securities rated investment grade and securities issued by mid- to large-cap companies. When the Funds are investing for temporary defensive purposes, they will not be pursuing their respective investment objectives.

32  PROSPECTUS

INVESTMENT RESTRICTIONS

    Each Fund will not invest more than 25% of its assets in any one industry. With respect to 75% of its assets, each Fund will not:

    - Invest more than 5% of its assets in the securities of any one issuer.

    - Purchase more than 10% of the outstanding voting securities of any one issuer.

MORE ABOUT INVESTMENTS AND HEDGING TOOLS

    The following is a description of some of the permitted investments for the Funds. Further discussion is contained in the SAI.

    AMERICAN DEPOSITARY RECEIPTS (ADRs) AND EUROPEAN DEPOSITARY RECEIPTS (EDRs) are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR (a depositary). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs and EDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.

    ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be DEBT OBLIGATIONS, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing these DEBT OBLIGATIONS.

    BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits.

    COMMON AND PREFERRED STOCKS represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

    CONVERTIBLE SECURITIES are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call OPTION provisions.

    CORPORATE DEBT SECURITIES are DEBT OBLIGATIONS issued by corporations with maturities exceeding 270 days.

    DEBT OBLIGATIONS represent money borrowed that obligates the issuer, (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures.

    EQUITY SECURITIES include COMMON and PREFERRED STOCKS, WARRANTS, RIGHTS to subscribe to common stock, and CONVERTIBLE SECURITIES. These securities may be publicly or privately issued.

                                                          PROSPECTUS  33

    FORWARD FOREIGN CURRENCY CONTRACTS involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. The Fund may realize a gain or loss from currency transactions.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

    A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

    Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

    HIGH YIELD SECURITIES are DEBT OBLIGATIONS rated below INVESTMENT GRADE, I.E., below BBB by S&P or Baa by Moody's or their unrated equivalents.

    ILLIQUID SECURITIES are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books.

    INVESTMENT COMPANY SHARES are shares of other mutual funds which may be purchased by the Funds to the extent consistent with applicable law. Closed-end mutual funds usually trade at discount from net asset value.

    INVESTMENT GRADE OBLIGATIONS are DEBT OBLIGATIONS rated BBB or better by S&P or Baa or better by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.

    MONEY MARKET INSTRUMENTS are high quality, dollar-denominated, SHORT-TERM OBLIGATIONS, including BANK OBLIGATIONS, U.S. TREASURY OBLIGATIONS, U.S. GOVERNMENT AGENCY, and SHORT-TERM CORPORATE OBLIGATIONS.

    MORTGAGE-BACKED SECURITIES are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these

34  PROSPECTUS

securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating rate mortgages.

    During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities may accelerate. It is often not possible to predict accurately the average life or realized yield of a particular issue.

    GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) are DEBT OBLIGATIONS or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. Government, or by private originators, or investors in mortgage loans. Each class of a CMO is issued with a specific fixed or floating interest rate and has a stated maturity or final distribution date.

    REMICS are CMOs that qualify for special tax treatment under the Internal Revenue Code. They invest in certain mortgages that are principally secured by interests in real property. These securities are often guaranteed as to the payment of principal and/or interest as payments are required to be made on the underlying mortgage participation certificates.

    STRIPPED MORTGAGE-BACKED SECURITIES (SMBS) are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

    OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. All options written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying currency ("options on currencies") or security. With respect to put options written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or cash equivalents in an amount equal to the amount the Fund would be required to pay upon exercise of the put option.

    PAY-IN-KIND SECURITIES are DEBT OBLIGATIONS or PREFERRED STOCK, that pay interest or dividends in the form of additional DEBT OBLIGATIONS or PREFERRED STOCK.

                                                          PROSPECTUS  35

    REPURCHASE AGREEMENTS are agreements by which a Fund obtains a security and simultaneously agrees to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase.

    A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines.

    RESTRICTED SECURITIES are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration. The Trust's Board of Trustees has adopted procedures for determining the liquidity of restricted securities.

    RIGHTS give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

    SECURITIES LENDING -- To generate additional income, a Fund may lend securities which it owns under agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral.

    SECURITIES OF FOREIGN ISSUERS are securities issued by foreign corporations, including foreign branches of U.S. banks and foreign banks, and by foreign governments or their agencies or instrumentalities.

    SENIOR FIXED INCOME SECURITIES are DEBT OBLIGATIONS that pay a fixed rate of return.

    SHORT-TERM OBLIGATIONS are DEBT OBLIGATIONS maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

    STANDBY COMMITMENTS AND PUTS permit the holder to sell securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

    SUPRANATIONAL AGENCY OBLIGATIONS are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

    SWAPS, CAPS, FLOORS, and COLLARS -- Swaps, caps, floors, and collars are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance.

36  PROSPECTUS

    U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and others are supported only by the credit of the agency or instrumentality.

    U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).

    VARIABLE AND FLOATING RATE INSTRUMENTS involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

    WARRANTS give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of, and payment for, these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement.

    ZERO COUPON OBLIGATIONS are DEBT OBLIGATIONS that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

                                                          PROSPECTUS  37

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISORS
           Trusco Capital Management, Inc.           50 Hurt Plaza
                                                     Suite 1400
                                                     Atlanta, GA 30303

           STI Capital Management, N.A.              P.O. Box 3808
                                                     Orlando, FL 32802

*          DISTRIBUTOR
           SEI Investments Distribution Co.          Oaks, PA 19456

*          ADMINISTRATOR
           SEI Fund Resources                        Oaks, PA 19456

*          TRANSFER AGENT
           Federated Services Company                Federated Investors Tower
                                                     Pittsburgh, PA 15222-3779

*          CUSTODIAN
           SunTrust Bank, Atlanta                    c/o STI Trust & Investment
                                                     Operations, Inc.
                                                     303 Peachtree Street N.E.
                                                     14th Floor
                                                     Atlanta, GA 30308

           The Bank of New York                      One Wall Street
           (International Equity Fund,               New York, New York 10286
           International Equity Index Fund and
           Emerging Markets Equity Fund only)

*          LEGAL COUNSEL
           Morgan, Lewis & Bockius LLP               1800 M Street, N.W.
                                                     Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS
           Arthur Andersen LLP                       1601 Market Street
                                                     Philadelphia, PA 19103

38  PROSPECTUS

    Additional information about the Funds is included in the SAI dated October 1, 1997. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. You may obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-874-4770, or by contacting the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

    NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR.

                                   Blank Page

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

PROSPECTUS

GENERAL INFORMATION
AND CONTENTS

        1  ABOUT THE TRUST
      ---

        1  PRIME QUALITY MONEY MARKET FUND
      ---

        3  U.S. GOVERNMENT SECURITIES MONEY
      ---    MARKET FUND

        5  TAX-EXEMPT MONEY MARKET FUND
      ---

        7  RISK CONSIDERATIONS
      ---

        8  PURCHASING FUND SHARES
      ---

       12  TAX INFORMATION
      ---

       16  FUND INVESTMENTS
      ---

       17  MORE ABOUT INVESTMENTS AND HEDGING TOOLS
      ---

    The STI Classic Funds (the Trust) is a mutual fund that offers shares in a number of separate investment portfolios (each a Fund and, collectively, the Funds). This Prospectus gives you important information about the Investor Shares of the Money Market Funds that you should know before investing. Please read this Prospectus, and keep it for future reference.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE TRUST'S SHARES. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED OR APPROVED OF THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY STATEMENT OR INDICATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
    THE FUNDS:
    - ARE NOT BANK DEPOSITS
    - ARE NOT FEDERALLY INSURED
    - ARE NOT GUARANTEED BY ANY BANK OR GOVERNMENT AGENCY
    - ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS

    INVESTING IN THE FUNDS INVOLVES RISK. YOU COULD LOSE MONEY.

    AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A CONSTANT VALUE OF $1.00 PER SHARE.

OCTOBER 1, 1997
(AS REVISED FEBRUARY 27, 1998)

                                                          PROSPECTUS  1

ABOUT THE TRUST

STI CLASSIC FUNDS is a diversified, open-end management investment company. The Funds provide a convenient and economical way for you to invest in a number of professionally managed portfolios of securities. This Prospectus relates to the Investor Shares of the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund, and Tax-Exempt Money Market Fund (the Money Market Funds).

ABOUT MONEY MARKET FUNDS

The Money Market Funds are governed by SEC rules which impose certain quality, maturity, and diversification requirements. Each Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable net asset value per share. All securities purchased by the Funds must have remaining maturities of 13 months or less.

FUND INFORMATION

PRIME QUALITY MONEY MARKET FUND
FUND OBJECTIVE

[LOGO]
           The Prime Quality Money Market Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in high quality money market instruments.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests in U.S. and foreign money market instruments denominated in U.S. dollars.

    The Fund may invest in obligations of supranational entities rated in the highest short-term ratings category or their unrated equivalents. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

    Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that price will be constantly maintained.

RISK CONSIDERATIONS

[LOGO]
         The Prime Quality Money Market Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Prepayment Risk;

    - Foreign Security Risks; and

    - Currency Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

2  PROSPECTUS

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor Shares of the PRIME QUALITY MONEY MARKET FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                  None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                   .50%
  12b-1 Distribution & Service Fees After Reimbursements(2)                                       .12%
  Other Expenses After Fee Waivers and Reimbursements(3)                                          .15%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)                           .77%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .65%.
(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .20%.
(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .16%.
(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE 1.01%. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING OR REIMBURSING ITS FEE.

EXAMPLE                         1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------

You would pay the following expenses
  on a $1,000 investment, assuming
  (1) a 5% annual return; and
  (2) redemption at the end of
   each time period.            $  8    $  25    $  43    $   95

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Investor Shares of the PRIME QUALITY MONEY MARKET FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
-----------------------------------
PRIME QUALITY MONEY MARKET FUND
-----------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                                          REALIZED
                                                             AND
                                NET ASSET      NET       UNREALIZED    DISTRIBUTIONS
                                  VALUE     INVESTMENT    NET GAINS      FROM NET      DISTRIBUTIONS   NET ASSET
                                BEGINNING     INCOME     (LOSSES) ON    INVESTMENT     FROM REALIZED   VALUE END    TOTAL
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME       CAPITAL GAINS   OF PERIOD    RETURN
                                ---------   ----------   -----------   -------------   -------------   ----------   ------
  1997                            $1.00       $0.05          $--          $(0.05)           $--          $1.00       4.84%
  1996                             1.00        0.05          --            (0.05)           --            1.00       5.08%
  1995                             1.00        0.05          --            (0.05)           --            1.00       4.62%
  1994                             1.00        0.03          --            (0.03)           --            1.00       2.71%
  1993(1)                          1.00        0.03          --            (0.03)           --            1.00       2.75%*

                                                                                              RATIO OF NET
                                                                              RATIO OF         INVESTMENT
                                                            RATIO OF NET     EXPENSES TO      INCOME (LOSS)
                                                             INVESTMENT      AVERAGE NET     TO AVERAGE NET
                                                RATIO OF       INCOME          ASSETS            ASSETS
                                 NET ASSETS     EXPENSES     (LOSS) TO       (EXCLUDING        (EXCLUDING
                                   END OF      TO AVERAGE   AVERAGE NET      WAIVERS AND       WAIVERS AND
                                PERIOD (000)   NET ASSETS      ASSETS      REIMBURSEMENTS)   REIMBURSEMENTS)
                                ------------   ----------   ------------   ---------------   ---------------
  1997                            $  283,544     0.75%         4.74%            0.97%             4.52%
  1996                               215,696     0.75%         4.94%            1.00%             4.69%
  1995                               157,616     0.75%         4.55%            1.01%             4.29%
  1994                               129,415     0.75%         2.67%            0.99%             2.43%
  1993(1)                             61,578     0.75%*        2.68%*           1.02%*            2.41%

 * ANNUALIZED.

(1) COMMENCED OPERATIONS ON JUNE 8, 1992.

                                                          PROSPECTUS  3

U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND
FUND OBJECTIVE

[LOGO]
           The U.S. Government Securities Money Market Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in bills, notes, and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal Reserve Book-Entry System (U.S. Treasury Obligations), securities of wholly-owned corporations of the U.S. Government that are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury obligations, and U.S. Government Subsidiary Corporation securities.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund will invest exclusively in:

          - U.S. Treasury obligations;

    - securities of wholly-owned corporations

      (E.G., GNMA, Fannie Mae, FHLMC) of the U.S. Government that are backed by the full faith and credit of the U.S. Government such as mortgage-backed securities; and

    - repurchase agreements.

    To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

    Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that price will be constantly maintained.

RISK CONSIDERATIONS

[LOGO]
         The U.S. Government Securities Money Market Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk; and

    - Prepayment Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

4  PROSPECTUS

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor Shares of the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                     None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                     .51%
  12b-1 Distribution & Service Fees After Reimbursements(2)                                         .11%
  Other Expenses After Fee Waivers and Reimbursements(3)                                            .15%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(4)                             .77%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD
    .65%.
(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .17%.
(3) ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .14%.
(4) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .96%. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING OR REIMBURSING ITS FEE.

EXAMPLE                         1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------

You would pay the following expenses
  on a $1,000 investment, assuming
  (1) a 5% annual return; and
  (2) redemption at the end of
   each time period.            $  8    $  25    $  43    $   95

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Investor Shares of the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional
Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
-------------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
-------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                                          REALIZED
                                                             AND                       DISTRIBUTIONS
                                NET ASSET      NET       UNREALIZED    DISTRIBUTIONS      FROM
                                  VALUE     INVESTMENT    NET GAINS      FROM NET       REALIZED     NET ASSET
                                BEGINNING     INCOME     (LOSSES) ON    INVESTMENT       CAPITAL     VALUE END    TOTAL
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME          GAINS      OF PERIOD    RETURN
                                ---------   ----------   -----------   -------------   -----------   ----------   ------
  1997                            $1.00       $0.05          $ --         $(0.05)          $ --        $1.00       4.69%
  1996                             1.00        0.05            --          (0.05)            --         1.00       4.99%
  1995                             1.00        0.04            --          (0.04)            --         1.00       4.51%
  1994                             1.00        0.03            --          (0.03)            --         1.00       2.63%
  1993(1)                          1.00        0.03            --          (0.03)            --         1.00       2.65%*

                                                                                              RATIO OF NET
                                                                              RATIO OF         INVESTMENT
                                                            RATIO OF NET     EXPENSES TO      INCOME (LOSS)
                                                             INVESTMENT      AVERAGE NET     TO AVERAGE NET
                                                RATIO OF       INCOME          ASSETS            ASSETS
                                 NET ASSETS     EXPENSES     (LOSS) TO       (EXCLUDING        (EXCLUDING
                                   END OF      TO AVERAGE   AVERAGE NET      WAIVERS AND       WAIVERS AND
                                PERIOD (000)   NET ASSETS      ASSETS      REIMBURSEMENTS)   REIMBURSEMENTS)
                                ------------   ----------   ------------   ---------------   ---------------
  1997                            $63,178        0.75%         4.59%            0.96%             4.38%
  1996                             58,608        0.75%         4.88%            0.99%             4.64%
  1995                             46,639        0.75%         4.51%            1.02%             4.24%
  1994                             32,395        0.75%         2.54%            0.97%             2.32%
  1993(1)                          16,688        0.75%*        2.57%*           1.11%*            2.21%*

 * ANNUALIZED.

(1) COMMENCED OPERATIONS ON JUNE 8, 1992.

                                                          PROSPECTUS  5

TAX-EXEMPT MONEY MARKET FUND
FUND OBJECTIVE

[LOGO]
           The Tax-Exempt Money Market Fund seeks to provide as high a level of current interest income exempt from regular federal income tax as is consistent with preservation of capital and liquidity.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund intends to be fully invested in securities the interest on which is exempt from regular federal income taxes. The Fund primarily invests in high quality, short-term municipal securities of issuers located in:

    - all 50 states;

    - District of Columbia; and

    - Puerto Rico and other U.S. territories.

    At least 80% of the Fund's total assets will be invested in securities with income exempt from regular federal income taxes and not treated as a preference item for purposes of the federal alternative minimum tax.

    The Fund may invest in U.S. dollar denominated taxable money market instruments. To some extent, the Fund may invest in other securities and engage in other investment practices. See "FUND INVESTMENTS."

    Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that price will be constantly maintained.

RISK CONSIDERATIONS

[LOGO]
         The Tax-Exempt Money Market Fund subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk; and

    - Prepayment Risk.

    For a description of these risks, please see "RISK CONSIDERATIONS."

6  PROSPECTUS

TRANSACTION AND OPERATING EXPENSES

[LOGO]
         The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly when you invest in Investor Shares of the TAX-EXEMPT MONEY MARKET FUND.

SHAREHOLDER TRANSACTION EXPENSES                                                                     None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)
  Investment Advisory Fees After Fee Waivers(1)                                                     .49%
  12b-1 Distribution & Service Fees After Reimbursements(2)                                         .09%
  Other Expenses                                                                                    .16%
  Total Fund Operating Expenses After Fee Waivers and Reimbursements(3)                             .74%

(1) ABSENT VOLUNTARY WAIVERS, INVESTMENT ADVISORY FEES WOULD BE .55%.

(2) ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12b-1 DISTRIBUTION AND SERVICE FEES WOULD BE .15%.

(3) ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL FUND OPERATING EXPENSES WOULD BE .84%. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING OR REIMBURSING ITS FEE. FUND EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

EXAMPLE                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------------------------------
You would pay the following expenses on a $1,000
  investment, assuming
  (1) a 5% annual return; and
  (2) redemption at the end of each time
   period.                                $  8    $  24    $  41    $   92

    THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL AND PERFORMANCE HIGHLIGHTS

[LOGO]
       The table that follows presents information about the investment results of the Investor Shares of the TAX-EXEMPT MONEY MARKET FUND. The financial highlights for the Fund for the periods from inception through May 31, 1997 have been audited by Arthur Andersen LLP, independent public accountants, whose report appears in STI Classic Fund's annual report and accompanies the Statement of Additional Information. The annual report for the Fund, which contains more information about performance, is available at no charge by calling 1-800-874-4770.
---------------------------------
TAX-EXEMPT MONEY MARKET FUND
---------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,

                                                          REALIZED
                                                             AND                       DISTRIBUTIONS
                                NET ASSET      NET       UNREALIZED    DISTRIBUTIONS      FROM
                                  VALUE     INVESTMENT    NET GAINS      FROM NET       REALIZED     NET ASSET
                                BEGINNING     INCOME     (LOSSES) ON    INVESTMENT       CAPITAL     VALUE END    TOTAL
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME          GAINS      OF PERIOD    RETURN
                                ---------   ----------   -----------   -------------   -----------   ----------   ------
  1997                            $1.00       $0.03          $ --         $(0.03)          $ --        $1.00       2.97%
  1996                             1.00        0.03            --          (0.03)            --         1.00       3.16%
  1995                             1.00        0.03            --          (0.03)            --         1.00       3.00%
  1994                             1.00        0.02            --          (0.02)            --         1.00       1.96%
  1993(1)                          1.00        0.02            --          (0.02)            --         1.00       2.00%*

                                                                                            RATIO OF NET
                                                                            RATIO OF         INVESTMENT
                                                          RATIO OF NET     EXPENSES TO      INCOME (LOSS)
                                                           INVESTMENT      AVERAGE NET     TO AVERAGE NET
                                NET ASSETS    RATIO OF       INCOME          ASSETS            ASSETS
                                  END OF      EXPENSES     (LOSS) TO       (EXCLUDING        (EXCLUDING
                                  PERIOD     TO AVERAGE   AVERAGE NET      WAIVERS AND       WAIVERS AND
                                  (000)      NET ASSETS      ASSETS      REIMBURSEMENTS)   REIMBURSEMENTS)
                                ----------   ----------   ------------   ---------------   ---------------
  1997                            $102,013     0.62%         2.92%            0.83%             2.71%
  1996                              95,223     0.62%         3.10%            0.85%             2.87%
  1995                              87,647     0.55%         3.00%            0.87%             2.68%
  1994                              61,675     0.54%         1.93%            0.88%             1.59%
  1993(1)                           35,209     0.53%*        1.95%*           0.95%*            1.53%*

 * ANNUALIZED.

(1) COMMENCED OPERATIONS ON JUNE 8, 1992.

    THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

                                                          PROSPECTUS  7

RISK CONSIDERATIONS

                             TYPE OF RISK                               FUNDS SUBJECT TO RISK
----------------------------------------------------------------------------------------------

FUND RISK -- The possibility that a Fund's performance during a         All Funds
specific period may not meet, or exceed, that of the market as a whole.

INTEREST RATE RISK -- The potential for a decline in the price of       All Funds
fixed-income securities due to rising interest rates. This risk will be greater for long-term securities than for short-term securities.

CREDIT RISK -- The possibility that an issuer will be unable to make    All Funds
timely payments of either principal or interest.

CALL RISK -- The possibility that securities with high interest rates   All Funds
will be prepaid (or "called") by the issuer, prior to maturity, during periods of falling interest rates. This would require a Fund to invest the resulting proceeds elsewhere, at generally lower interest rates.

EVENT RISK -- The possibility that corporate fixed-income securities    Prime Quality Money
may suffer substantial declines in credit quality and market value due    Market Fund
to corporate restructurings. While event risk may be high for certain   Tax-Exempt Money
corporate securities held by a Fund, event risk overall should be low     Market Fund
because of the Fund's diversified holdings.

PREPAYMENT RISK -- The risk that mortgage-backed and asset-backed       All Funds
securities may be retired substantially earlier than their stated
maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

FOREIGN SECURITY RISKS -- There are risks associated with               Prime Quality Money
international investing, including:                                       Market Fund

CURRENCY RISK -- The possibility that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities or the U.S. dollar amount of income or gain received on such securities.

8  PROSPECTUS

VOLATILITY -- Investments in foreign stock markets can be more volatile than investments in U.S. markets. Diplomatic, political, or economic developments could affect investments in foreign countries.
EXPENSE CONSIDERATIONS -- Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for handling U.S. securities of equal value.
FOREIGN TAXES -- Certain foreign governments levy withholding taxes against dividend and interest income.
Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the portfolio.
REGULATORY ENVIRONMENT -- Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S.
domestic companies. Foreign branches of U.S. banks, foreign banks, and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers. There is generally less government regulation of securities exchanges, brokers, and listed companies abroad than in the U.S.

CURRENCY RISK -- The possibility that changes in foreign exchange       Prime Quality Money
rates will affect, favorably or unfavorably, the value of foreign         Market Fund
securities or the U.S. dollar amount of income or gain received on such securities.

PURCHASING FUND SHARES
HOW TO BUY FUND SHARES

    You may buy Investor Shares (and fractions of shares) by mail, telephone, or wire directly from the Transfer Agent, Federated Services Company. You also may purchase shares through a SunTrust Investment Consultant, certain correspondent banks of SunTrust Banks, Inc. or other financial institutions that have executed dealer agreements with the Trust's Distributor. Shares are offered

                                                          PROSPECTUS  9

continuously, and may be purchased on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day).

    The price per share (the offering price) will be the net asset value per share (NAV) next determined after your purchase order is received by the Transfer Agent. The Trust expects the NAV of each Money Market Fund to remain constant at $1.00 per share. NAV for the Money Market Funds is calculated by (1) taking the current market value of a Fund's total assets using the amortized cost method of valuing securities, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares of that class owned by shareholders. The NAV is calculated once each Business Day at the close of the New York Stock Exchange (4:00 p.m. Eastern time). All money market funds are required to use the amortized cost valuation method, which is described in detail in the Trust's Statement of Additional Information (SAI).

    Your purchase order will be effective as of the Business Day it is received by the Transfer Agent. You will be eligible to receive dividends declared the same day if (1) the Transfer Agent receives the order (i) before 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund, or (ii) before 1:00 p.m. Eastern time for the Prime Quality Money Market Fund and U.S. Government Securities Money Market Fund; and (2) the Custodian receives federal funds (readily available funds) before 4:00 p.m. Eastern time on the same day. Otherwise your purchase order will be effective the next Business Day, as long as the Custodian receives readily available funds before 4:00 p.m. Eastern time on the next Business Day. If you purchase shares through a financial institution (rather than directly through the Transfer Agent), you may have to transmit your purchase order to your financial institution at an earlier time for your purchase to be effective that day. This allows the financial institution time to process your order and transmit it to the Transfer Agent. For more information about how to purchase shares through your financial institution, you should contact your financial institution directly.

    If you decide to buy shares directly, call 1-800-874-4770. Make your check out to "STI Classic Funds" and include the name of the appropriate Fund(s) on the check. Your check must be payable in U.S. dollars. Third-party checks, credit cards, credit card checks and cash will not be accepted. PLEASE NOTE, IF YOU BUY SHARES WITH A CHECK, AND THEN SELL THOSE SHARES IN A SHORT PERIOD OF TIME, THE TRUST CAN DELAY PAYMENT TO YOU UNTIL YOUR CHECK CLEARS, OR FOR UP TO 15 BUSINESS DAYS, WHICHEVER COMES FIRST.

FUNDLINK

    FUNDLINK is a telephone-activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call the Transfer Agent at 1-800-428-6970 to complete all your purchase and redemption transactions.

10  PROSPECTUS

MINIMUM PURCHASE

    To purchase Investor Shares for the first time, you must invest at least $5,000 in any Money Market Fund. To purchase additional shares, you must invest $1,000, or, via a statement coupon, $100.

SYSTEMATIC INVESTMENT PLAN

    If you have a checking or savings account with a SunTrust Banks, Inc. affiliate bank, you may purchase shares automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly scheduled investments from $50 up to $100,000 once or twice a month.

PURCHASING SHARES -- THE DISTRIBUTOR

    The Distributor may accept investments of smaller amounts at its discretion. In addition, the Trust reserves the right to reject any purchase order when the Distributor determines that accepting the order would not be in the best interests of the Trust and/or Shareholders.

REDEEMING FUND SHARES
HOW TO SELL YOUR FUND SHARES

    You may sell (redeem) your Shares on any day that NAV is calculated, by contacting the Transfer Agent directly by mail, telephone or, if eligible, via FUNDLINK. You may also make redemption requests (in writing or by telephone) through Investment Consultants of a SunTrust Banks, Inc. affiliated bank, SunTrust Securities, Inc., and through certain correspondent banks of SunTrust Banks, Inc. Redemption requests made via telephone or FUNDLINK (1-800-428-6970) must be for a redemption amount of at least $1,000. The redemption price of each Share will be the next NAV determined after receipt of your redemption request. Your redemption request will be effective as of the Business Day it is received by the Transfer Agent (1) before 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund, or (2) before 1:00 p.m. Eastern time for the Prime Quality Money Market Fund and U.S. Government Securities Money Market Fund.

    If you redeem your shares through a financial institution (rather than directly through the Transfer Agent), you may have to transmit your redemption request to the financial institution at an earlier time for your redemption to be effective that day. This allows the financial institution time to process your request and transmit it to the Transfer Agent. For more information about how to request redemptions through your financial institution, you should contact your financial institution directly.

RECEIVING YOUR MONEY

    Your redemption proceeds normally will be sent within five Business Days of the Transfer Agent receiving your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee),

                                                          PROSPECTUS  11

transferred to your bank account via FUNDLINK, or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE
(ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND

    The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders in the Fund) the Trust reserves the right to pay all or part of your redemption proceeds in liquid securities that have a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you.

INVOLUNTARY REDEMPTIONS

    If your account balance drops below the $5,000 required minimum, you may be required to redeem your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid the redemption.

SYSTEMATIC WITHDRAWAL PLAN

    If you have at least $10,000 in your Fund account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual, or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check, or, if you have an account with a SunTrust Banks, Inc. affiliated bank, electronically transferred to your account.

EXCHANGES

    You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. Shares you exchange for the first time from a Money Market Fund (which has no sales charge) into a Fund with a sales charge are subject to that sales charge. Similarly, shares you exchange for the first time into a Fund with a higher sales charge are subject to an incremental sales charge (the difference between the lower and higher applicable sales charges). Should you exchange shares into a Fund with the same, lower, or no sales charge (a Money Market
Fund), there is no sales charge for the exchange.

    You may exchange your Investor Shares by contacting (1) an Investment Consultant of a SunTrust Banks, Inc. affiliated bank, SunTrust Securities, Inc., or certain correspondent banks of SunTrust Banks, Inc. in writing or by telephone, or (2) the Transfer Agent directly via FUNDLINK. Exchange requests must be for an exchange amount of at least $1,000. You may exchange your shares up to four times during a calendar year without restriction. More than four exchanges during a year may be viewed as abuse of the exchange privilege. In such a case, the Trust may charge you a $10.00

12  PROSPECTUS

fee for each additional exchange. You will, however, be notified before any fee is charged. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

TRANSACTIONS OVER THE TELEPHONE

    Telephone redemption and exchange transactions are extremely convenient, but not without risk. To try to keep your telephone transactions as safe, secure, and risk free as possible, the Trust has developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. As a result, neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost, or expense for following telephone or wire instructions they reasonably believed to be genuine. If you choose to make telephone transactions, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

    Income dividends of each Fund are declared daily and paid monthly. The Funds make capital gains distributions at least annually.

    You will receive dividends and distributions in the form of additional shares unless you have elected to receive payment in cash. To elect cash payment, you must notify the Transfer Agent in writing prior to the date of distribution. Your election will become effective for dividends paid after the Transfer Agent receives your written notice. To cancel your election, simply send written notice to the Transfer Agent.

TAX INFORMATION

    The following is a summary of some important tax issues that affect the Funds and their Shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial, or administrative action. We have not tried to present a detailed explanation of the tax treatment of the Funds or their Shareholders. More information about taxes is in the SAI. WE URGE YOU TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE, AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

    Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no Federal income tax on the earnings it distributes to Shareholders.

TAX STATUS OF DISTRIBUTIONS

    Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDEND IN CASH OR IN ADDITIONAL SHARES.

    Capital gains dividends will be treated as gain from the sale or exchange of a capital asset held for more than 1 year.

                                                          PROSPECTUS  13

    Distributions paid in January, but declared as dividends by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

    EACH SALE, EXCHANGE OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU.

TAX MANAGEMENT

    The Funds use a tax management technique known as "highest in, first out." Through this technique, a Fund's portfolio holdings which have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

TAX-EXEMPT DISTRIBUTIONS

    The Tax-Exempt Money Market Fund may pay exempt-interest-dividends. Exempt-interest dividends are excludable from your gross income for regular Federal income tax purposes, but may have other Federal income tax consequences (I.E., alternative minimum tax). Current Federal tax laws limit the types and number of bonds that pay exempt interest. This may hinder a Fund's ability to pay exempt-interest dividends.

STATE TAX CONSIDERATIONS

    A Fund is not liable for any income or franchise tax in Massachusetts as long as it qualifies as a regulated investment company for Federal income tax purposes.

    Distributions by the Funds to you may be subject to state and local taxation. However, a portion of the distributions you receive may be exempt from state taxation. Each year you will be notified of the percentage of income and distributions that may be tax exempt under state law. However, you should verify your tax liability with your tax advisor.

STI CLASSIC FUNDS INFORMATION
THE TRUST

    The Trust is organized as a Massachusetts business trust. The Trust is permitted to offer separate portfolios of shares and different classes of each Fund. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

BOARD OF TRUSTEES

    The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services.

GENERAL INFORMATION
VOTING RIGHTS

    You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class.

14  PROSPECTUS

    As a Massachusetts business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.

REPORTING

    You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

    You may call your financial institution or 1-800-874-4770 to obtain information on account statements, procedures, and other related information.

INVESTMENT ADVISOR

    The Advisor makes investment decisions for the assets of the Funds it advises and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities.

    Trusco Capital Management, Inc. serves as the Advisor to the Prime Quality Money Market, U.S. Government Securities Money Market, and Tax-Exempt Money Market Fund. As of May 31, 1997, Trusco had approximately $17.4 billion in assets under management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. For the fiscal year ended May 31, 1997, the Advisor received advisory fees computed daily and paid monthly at the annual rate included in each Fund's ANNUAL FUND OPERATING EXPENSES summary, except for the Tax-Exempt Money Market Fund. The Advisor received .39% for its advisory services provided to the Tax-Exempt Money Market Fund.

    The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. (SunTrust). SunTrust is a southeastern regional bank holding company with assets of $52.5 billion, as of December 31, 1996. SunTrust is one of the 20 largest banking companies in the U.S. Its three principal subsidiaries, SunTrust Banks of Florida, Inc., SunTrust Banks of Georgia, Inc. and SunTrust Banks of Tennessee, Inc., provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the tri-state area. SunTrust Banks, Inc. has discretionary assets under management of approximately $53.4 billion, as of December 31, 1996.

                                                          PROSPECTUS  15

    The Advisor may use its affiliates as brokers for the Funds' portfolio transactions.

DISTRIBUTION

    SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI Investments Company, serves as each Fund's distributor under a Distribution Agreement. The Investor Shares of each Fund have a Distribution Plan. Under the Distribution Plan, the Distributor is entitled to receive an annual fee of up to:

    - .20% of the average daily net assets of the Prime Quality Money Market
      Fund;

    - .17% of the average daily net assets of the U.S. Government Securities Money Market Fund; and

    - .15% of the average daily net assets of the Tax-Exempt Money Market Fund.

    The Distributor may use this fee:

    - as compensation for its distribution-related services or shareholder services or

    - to compensate financial institutions and intermediaries, such as banks (including SunTrust Banks, Inc.'s affiliate and correspondent banks), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries for performing distribution-related or shareholder services.

    The Distributor may waive all, or a portion of its fee to limit Total Fund Operating Expenses.

    You may visit any one of the Investment Services offices of SunTrust Banks, Inc.'s affiliate banks (as listed on the last pages of this Prospectus), SunTrust Securities, Inc. or certain correspondent banks of SunTrust Banks, Inc. to receive copies of the Prospectuses for the Investor Shares and Flex Shares of the Trust and application forms.

    Each Fund may use the Distributor as its broker for portfolio transactions. The Distributor receives compensation from the Funds for its brokerage services.

    At times, the Distributor may use its own funds to provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of Fund Shares.

    Trust Shares of the Funds are offered without a sales charge primarily to financial institutions, and are described in a separate prospectus. You may call 1-800-874-4770 to receive more information about Trust Shares. Certain financial institutions may offer different classes of shares to their customers and may receive different compensation with respect to different classes of shares.

16  PROSPECTUS

ADMINISTRATION

    SEI Fund Resources acts as the Trust's Administrator. For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate as follows:

AVERAGE AGGREGATE NET ASSETS                                                         FEE
----------------------------------------------------------------------------------------------
$1 -- $1 billion                                                                      0.12%
over $1 billion to $5 billion                                                         0.09%
over $5 billion to $8 billion                                                         0.07%
over $8 billion to $10 billion                                                       0.065%
over $10 billion                                                                      0.06%

    The Administrator may voluntarily waive all or a portion of its fees to limit Total Fund Operating Expenses.

FUND INVESTMENTS

% = Maximum percentage permissible. All percentages shown are of total assets, except for illiquid securities, which are shown as a percentage of net assets.

X = No policy limitation; Fund may be using currently.

* = Permitted, but not typically used.

-- = Not permitted.

                                                                             U.S. GOVERNMENT
                                                            PRIME QUALITY      SECURITIES        TAX-EXEMPT
                                                            MONEY MARKET      MONEY MARKET      MONEY MARKET
SECURITY OR PRACTICE                                            FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------
TRADITIONAL INVESTMENTS
    Asset-Backed Securities                                       *                --                --
    Bank Obligations                                            X(1)               --                20%
    Commercial Paper (Highest Quality)                            X                --                 X
    Investment Company Shares                                    10%               10%               10%
    Mortgage-Backed Securities                                  *(2)                X                 *
    Municipal Securities                                         --                --                 X
    Repurchase Agreements                                         X                 X                20%
    Restricted Securities                                         *                 *                 *
    Securities of Foreign Issuers                                 X                --                --
    Short-Term Corporate Obligations                              X                --                --
    Supranational Agency Obligations                              X                --                --
    U.S. Treasury and Agency Obligations                          X                 X                20%
    Zero Coupon Obligations                                       X                 X                 X
INVESTMENT PRACTICES
    Borrowing                                                  33 1/3%           33 1/3%           33 1/3%
    Illiquid Securities                                          10%               10%               10%
    Securities Lending                                         33 1/3%           33 1/3%           33 1/3%
    Standby Commitments                                           X                 X                 X
    WHEN-ISSUED SECURITIES                                     33 1/3%           33 1/3%           33 1/3%
LEVERAGING AND HEDGING TOOLS
    Variable and Floating Rate Instruments                        X                 X                 X

(1) MAY INVEST UP TO 25% OF ITS ASSETS IN OBLIGATIONS ISSUED BY FOREIGN BRANCHES OF U.S. BANKS AND BY LONDON BRANCHES OF FOREIGN BANKS.

(2) INCLUDES PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.

                                                          PROSPECTUS  17

    Under normal market conditions, the Funds will follow the practices and policies outlined above. However, for temporary defensive purposes during periods when its Adviser determines that market conditions warrant each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When the Funds are investing for temporary defensive purposes, they will not be pursuing their respective investment objectives.

INVESTMENT RESTRICTIONS

    Each Fund will not invest more than 25% of its assets in any one industry. With respect to 75% of its assets, each Fund will not:

    - invest more than 5% of its assets in the securities of any one issuer;

    - purchase more than 10% of the outstanding voting securities of any one issuer.

MORE ABOUT INVESTMENTS AND HEDGING TOOLS

The following is a description of some of the permitted investments for the Funds. Further discussion is contained in the SAI.

    BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit custodial receipts, and time deposits. Eurodollar and Yankee Bank obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the U.S. by foreign banks.

    CORPORATE DEBT SECURITIES are DEBT OBLIGATIONS issued by corporations with maturities exceeding 270 days.

    DEBT OBLIGATIONS represent money borrowed that obligates the issuer, (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

    ILLIQUID SECURITIES are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books.

    INVESTMENT COMPANY SHARES are shares of other mutual funds which may be purchased by the Funds to the extent consistent with applicable law.

    MONEY MARKET INSTRUMENTS are high quality, dollar-denominated, SHORT-TERM OBLIGATIONS, including BANK OBLIGATIONS, U.S. TREASURY OBLIGATIONS, U.S. GOVERNMENT AGENCY OBLIGATIONS, and SHORT-TERM CORPORATE OBLIGATIONS.

    MORTGAGE-BACKED SECURITIES are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating rate mortgages.

18  PROSPECTUS

    During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities may accelerate. It is often not possible to predict accurately the average life or realized yield of a particular issue.

    GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) are DEBT OBLIGATIONS or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators, or investors in mortgage loans. Each class of a CMO is issued with a specific fixed or floating interest rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. This can result in a loss of all, or part, of any premium paid.

    REMICS are CMOs that qualify for special tax treatment under the Internal Revenue Code. They invest in certain mortgages that are principally secured by interests in real property. These securities are often guaranteed as to the payment of principal and/or interest as payments are required to be made on the underlying mortgage participation certificates.

    STRIPPED MORTGAGE-BACKED SECURITIES (SMBS) are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. Once class may receive all of the interest payments, and the other class may receive all of the principal payments, SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

    MUNICIPAL LEASE OBLIGATIONS are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

    MUNICIPAL SECURITIES consist of:

    - Debt obligations issued by, or on behalf of, public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and;

    - Certain private activity and industrial development bonds issued by, or on behalf of, public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                                                          PROSPECTUS  19

    General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a bridge, for example). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

    REPURCHASE AGREEMENTS are agreements by which a Fund obtains a security and simultaneously agrees to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. A Fund will enter into repurchase agreements only with financial institutions judged to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the Investment Company Act of 1940.

    SECURITIES LENDING -- In order to generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the securities loaned while simultaneously earning interest on the investment of cash collateral.

    SECURITIES OF FOREIGN ISSUERS are securities issued by foreign corporation, including foreign branches of U.S. banks and foreign banks, and by foreign governments or their agencies or instrumentalities. There are special risk considerations associated with foreign securities.

    SHORT-TERM OBLIGATIONS are DEBT OBLIGATIONS maturing (becoming payable) in 397 days or less, including COMMERCIAL PAPER and other short-term corporation obligations. Short-term corporate obligations are short-term obligations issued by corporations.

    STANDBY COMMITMENTS AND PUTS -- Securities subject to standby commitments or puts permit the holder to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

    SUPRANATIONAL AGENCY OBLIGATIONS -- Supranational entities are established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

    U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of these securities are supported by the

20  PROSPECTUS

full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and others are supported only by the credit of the agency or instrumentality.

    U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).

    VARIABLE AND FLOATING RATE INSTRUMENTS involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of, and payment for, these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement.

    ZERO COUPON OBLIGATIONS are DEBT OBLIGATIONS that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have great price volatility than similar securities that are issued at face value or par and pay interest periodically.

                                                          PROSPECTUS  21

SUNTRUST AND INVESTMENT SERVICES OFFICES OF SUNTRUST BANKS, INC. AFFILIATE
BANKS:

FLORIDA: (STATEWIDE TOLL FREE) 1-800-526-1177

SUNTRUST SECURITIES, INC. -- FLORIDA

200 S. Orange Avenue
Tower 10
Orlando, FL 32801
(407) 237-4380
1-800-432-4760, ext. 4380

501 E. Las Olas Boulevard
Ft. Lauderdale, FL 33301
(954) 765-7422

777 Brickell Avenue
Miami, FL 33131
(305) 579-7450

401 E. Jackson Street
Tampa, FL 33602
(813) 224-2517

Osceola Office
111 E. Osceola Street
Stuart, FL 34994
(407) 223-6012

Belnova Office
120 S. Ridgewood Avenue
Daytona Beach, FL 32114
(904) 258-2390

200 W. Forsyth Street
Jacksonville, FL 32202
(904) 632-2534

Pelican Bay Office
801 Laurel Oak Drive
Naples, FL 33963
(941) 598-0515

210 Security Square
Winter Haven, FL 33880
(941) 297-6855

One East Jefferson Street
Brooksville, FL 34601
(352) 754-5798

3522 Thomasville Road
Tallahassee, FL 32308
(904) 298-5064

11 Hoffman Drive
Gulf Breeze, FL 32561
(904) 435-1264

GEORGIA:
SUNTRUST SECURITIES, INC. -- GEORGIA

55 Park Place
First Floor
Atlanta, GA 30303
(404) 588-8108
1-800-600-6350

101 N. Lumpkin Street
Athens, GA 30601
(706) 354-5346

2815 Wrightsboro Road
Augusta, GA 30909
(706) 821-2015

22  PROSPECTUS

606 Cherry Street
Macon, GA 31201
(912) 755-5175

1246 First Avenue
Columbus, GA 31901
(706) 649-3631

33 Bull Street, Suite 208
Savannah, GA 31401
(912) 944-1165

410 W. Broad Avenue
Albany, GA 31701
(912) 430-5468

Coffee County Branch
201 S. Peterson Avenue
Douglas, GA 31533
(912) 383-5242

510 Gloucester Street
Brunswick, GA 31520
(912) 262-5322

TENNESSEE:
SUNTRUST SECURITIES, INC. -- TENNESSEE

424 Church Street
4th Floor
Nashville, TN 37219
(615) 748-4477
1-800-932-2652

736 Market Street
Chattanooga, TN 37402
(423) 757-3005
TN WATS 1-800-572-7306, Ext. 3005
Bordering States WATS
1-800-874-1083, Ext. 3005
Out of State WATS
1-800-251-6266, Ext. 3005

9950 Kingston Pike
Knoxville, TN 37997
(423) 544-2181
1-800-456-1177

207 Mockingbird Lane
Johnson City, TN 37604
(423) 461-1005

25 Public Square
Lawrenceburg, TN 38464
(615) 762-3511

ALABAMA:
SUNTRUST SECURITIES, INC. -- ALABAMA

201 South Court Street
Florence, AL 35630
(205) 767-8537

                                                          PROSPECTUS  23

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISOR
           Trusco Capital Management, Inc.           50 Hurt Plaza
                                                     Suite 1400
                                                     Atlanta, GA 30303

*          DISTRIBUTOR
           SEI Investments Distribution Co.          Oaks, PA 19456

*          ADMINISTRATOR
           SEI Fund Resources                        Oaks, PA 19456

*          TRANSFER AGENT
           Federated Services Company                Federated Investors Tower
                                                     Pittsburgh, PA 15222-3779

*          CUSTODIAN
           SunTrust Bank, Atlanta                    c/o STI Trust & Investment
                                                     Operations, Inc.
                                                     303 Peachtree Street N.E.
                                                     14th Floor
                                                     Atlanta, GA 30308

*          LEGAL COUNSEL
           Morgan, Lewis & Bockius LLP               1800 M Street, N.W.
                                                     Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS
           Arthur Andersen LLP                       1601 Market Street
                                                     Philadelphia, PA 19103

24  PROSPECTUS

    Additional information about the Funds is included in the SAI dated October 1, 1997. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. You may obtain a copy of the SAI, or of the annual or semi-annual report, without charge by calling 1-800-874-4770, or by contacting the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

    NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR.

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